Schedule of Investments
(unaudited)
June 30, 2023
iShares
®
Russell 2000 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.0%
AAR Corp.
(a)
...................... 799,145 $ 46,158,615
Aerojet Rocketdyne Holdings, Inc.
(a)(b)
..... 1,796,320 98,564,078
AeroVironment, Inc.
(a)(b)
............... 568,869 58,183,921
AerSale Corp.
(a)
.................... 566,450 8,326,815
Archer Aviation, Inc., Class A
(a)(b)
......... 3,525,238 14,523,981
Astronics Corp.
(a)(b)
.................. 593,044 11,777,854
Cadre Holdings, Inc. ................. 429,502 9,363,144
Ducommun, Inc.
(a)(b)
................. 253,187 11,031,358
Eve Holding, Inc.
(a)
.................. 369,975 3,877,338
Kaman Corp. ..................... 648,474 15,777,372
Kratos Defense & Security Solutions, Inc.
(a)(b)
2,857,664 40,978,902
Leonardo DRS, Inc.
(a)
................ 1,122,313 19,460,907
Moog, Inc., Class A ................. 647,629 70,222,412
National Presto Industries, Inc. .......... 115,985 8,490,102
Park Aerospace Corp. ................ 447,516 6,175,721
Parsons Corp.
(a)
.................... 951,034 45,782,777
Redwire Corp.
(a)(b)
................... 305,001 777,753
Rocket Lab USA, Inc.
(a)(b)
.............. 6,324,176 37,945,056
Terran Orbital Corp.
(a)(b)
............... 2,108,573 3,162,859
Triumph Group, Inc.
(a)
................ 1,485,559 18,376,365
V2X, Inc.
(a)(b)
...................... 265,590 13,162,640
Virgin Galactic Holdings, Inc., Class C
(a)(b)
... 5,774,868 22,406,488
564,526,458
Air Freight & Logistics — 0.3%
Air Transport Services Group, Inc.
(a)(b)
..... 1,300,027 24,531,510
Forward Air Corp. .................. 596,803 63,326,766
Hub Group, Inc., Class A
(a)
............. 745,203 59,854,705
Radiant Logistics, Inc.
(a)
.............. 823,367 5,533,026
153,246,007
Automobile Components — 1.5%
Adient plc
(a)
....................... 2,191,992 83,997,133
American Axle & Manufacturing Holdings, Inc.
(a)
(b)
........................... 2,647,184 21,892,212
Cooper-Standard Holdings, Inc.
(a)
........ 64,382 918,087
Dana, Inc. ........................ 3,013,413 51,228,021
Dorman Products, Inc.
(a)
.............. 597,256 47,081,690
Fox Factory Holding Corp.
(a)(b)
.......... 970,758 105,336,951
Gentherm, Inc.
(a)
................... 754,030 42,610,235
Goodyear Tire & Rubber Co. (The)
(a)(b)
..... 6,395,816 87,494,763
Holley, Inc.
(a)(b)
..................... 1,214,441 4,967,064
LCI Industries ..................... 565,949 71,513,316
Luminar Technologies, Inc., Class A
(a)(b)
.... 6,188,983 42,580,203
Modine Manufacturing Co.
(a)(b)
.......... 1,172,351 38,711,030
Patrick Industries, Inc. ............... 491,503 39,320,240
Solid Power, Inc., Class A
(a)(b)
........... 3,578,116 9,088,415
Standard Motor Products, Inc. .......... 481,388 18,061,678
Stoneridge, Inc.
(a)(b)
.................. 607,420 11,449,867
Visteon Corp.
(a)(b)
................... 641,862 92,177,802
XPEL, Inc.
(a)(b)(c)
.................... 512,578 43,169,319
811,598,026
Automobiles — 0.1%
Fisker, Inc., Class A
(a)(b)
............... 4,456,463 25,134,451
Livewire Group, Inc.
(a)
................ 208,591 2,463,460
Winnebago Industries, Inc.
(b)
........... 678,959 45,279,776
Workhorse Group, Inc.
(a)(b)
............. 4,172,926 3,637,122
76,514,809
Banks — 7.8%
1st Source Corp. ................... 396,701 16,633,673
ACNB Corp.
(b)
..................... 195,680 6,490,706
Amalgamated Financial Corp. .......... 494,818 7,961,622
Amerant Bancorp, Inc., Class A ......... 676,709 11,632,628
Security
Shares
Shares Value
Banks (continued)
American National Bankshares, Inc. ...... 259,071 $ 7,507,878
Ameris Bancorp .................... 1,540,707 52,707,586
Ames National Corp. ................ 196,556 3,543,905
Arrow Financial Corp. ................ 382,700 7,707,578
Associated Banc-Corp. ............... 3,715,845 60,308,164
Atlantic Union Bankshares Corp. ........ 1,567,960 40,688,562
Axos Financial, Inc.
(a)(b)
............... 1,318,846 52,015,286
Banc of California, Inc. ............... 1,085,486 12,569,928
BancFirst Corp. .................... 511,923 47,096,916
Bancorp, Inc. (The)
(a)(b)
............... 1,142,727 37,310,037
Bank First Corp.
(b)
.................. 214,589 17,853,805
Bank of Hawaii Corp. ................ 403,836 16,650,158
Bank of Marin Bancorp ............... 417,963 7,385,406
Bank of NT Butterfield & Son Ltd. (The) .... 1,193,436 32,652,409
Bank7 Corp. ...................... 60,699 1,488,946
BankUnited, Inc. ................... 1,582,735 34,107,939
Bankwell Financial Group, Inc. .......... 160,959 3,924,180
Banner Corp. ..................... 688,510 30,067,232
Bar Harbor Bankshares .............. 361,887 8,916,896
BayCom Corp. .................... 299,930 5,002,832
BCB Bancorp, Inc. .................. 408,986 4,801,496
Berkshire Hills Bancorp, Inc. ........... 895,570 18,565,166
Blue Foundry Bancorp
(a)(b)
............. 631,080 6,380,219
Blue Ridge Bankshares, Inc. ........... 427,853 3,786,499
Bridgewater Bancshares, Inc.
(a)(b)
........ 548,107 5,398,854
Brookline Bancorp, Inc.
(b)
.............. 1,781,727 15,572,294
Burke & Herbert Financial Services Corp., NVS 140,278 9,005,848
Business First Bancshares, Inc. ......... 621,631 9,367,979
Byline Bancorp, Inc. ................. 640,437 11,585,505
C&F Financial Corp. ................. 62,013 3,330,098
Cadence Bank .................... 3,760,891 73,863,899
Cambridge Bancorp ................. 191,243 10,386,407
Camden National Corp. .............. 378,715 11,728,804
Capital Bancorp, Inc.
(b)
............... 220,421 3,989,620
Capital City Bank Group, Inc. ........... 326,894 10,016,032
Capitol Federal Financial, Inc. .......... 2,669,065 16,468,131
Capstar Financial Holdings, Inc. ......... 510,201 6,260,166
Carter Bankshares, Inc.
(a)(b)
............ 587,910 8,695,189
Cathay General Bancorp .............. 1,711,696 55,099,494
Central Pacific Financial Corp. .......... 550,458 8,647,695
Central Valley Community Bancorp ....... 201,074 3,106,593
Chemung Financial Corp. ............. 76,191 2,926,496
ChoiceOne Financial Services, Inc. ....... 141,164 3,246,772
Citizens & Northern Corp. ............. 372,972 7,198,360
Citizens Financial Services, Inc.
(b)
........ 92,064 6,856,006
City Holding Co. ................... 297,095 26,735,579
Civista Bancshares, Inc. .............. 376,397 6,549,308
CNB Financial Corp. ................. 506,741 8,943,979
Coastal Financial Corp.
(a)(b)
............ 260,247 9,798,300
Codorus Valley Bancorp, Inc. ........... 190,003 3,725,959
Colony Bankcorp, Inc. ............... 467,536 4,404,189
Columbia Financial, Inc.
(a)(b)
............ 734,378 12,697,396
Community Bank System, Inc. .......... 1,117,843 52,404,480
Community Financial Corp. (The) ........ 99,309 2,690,281
Community Trust Bancorp, Inc. ......... 389,823 13,866,004
ConnectOne Bancorp, Inc. ............ 946,971 15,710,249
CrossFirst Bankshares, Inc.
(a)(b)
......... 1,081,268 10,812,680
Customers Bancorp, Inc.
(a)(b)
........... 652,493 19,744,438
CVB Financial Corp. ................. 2,791,441 37,070,336
Dime Community Bancshares, Inc. ....... 791,821 13,959,804
Eagle Bancorp, Inc. ................. 647,759 13,706,580
Eastern Bankshares, Inc. ............. 3,668,808 45,016,274
Enterprise Bancorp, Inc.
(b)
............. 224,373 6,493,355
Enterprise Financial Services Corp. ...... 904,288 35,357,661
Equity Bancshares, Inc., Class A ........ 384,172 8,751,438

Schedule of Investments
(unaudited) (continued)
June 30, 2023
iShares
®
Russell 2000 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Banks (continued)
Esquire Financial Holdings, Inc. ......... 164,375 $ 7,518,513
ESSA Bancorp, Inc. ................. 168,045 2,512,273
Evans Bancorp, Inc.
(b)
................ 121,908 3,039,166
Farmers & Merchants Bancorp, Inc. ...... 317,296 7,142,333
Farmers National Banc Corp. ........... 882,591 10,917,651
FB Financial Corp. .................. 940,959 26,393,900
Fidelity D&D Bancorp, Inc.
(b)
........... 99,660 4,842,479
Financial Institutions, Inc. ............. 370,704 5,834,881
First Bancorp ..................... 802,870 23,885,383
First BanCorp ..................... 3,777,515 46,161,233
First Bancorp, Inc. (The) .............. 248,602 6,050,973
First Bancshares, Inc. (The) ............ 714,025 18,450,406
First Bank
(b)
....................... 378,129 3,924,979
First Busey Corp. ................... 1,281,408 25,756,301
First Business Financial Services, Inc. ..... 192,808 5,685,908
First Commonwealth Financial Corp. ...... 2,074,608 26,243,791
First Community Bankshares, Inc. ....... 423,225 12,582,479
First Community Corp. ............... 141,807 2,461,770
First Financial Bancorp ............... 1,952,016 39,899,207
First Financial Bankshares, Inc. ......... 3,037,165 86,528,831
First Financial Corp. ................. 296,252 9,619,302
First Foundation, Inc. ................ 1,342,082 5,328,066
First Interstate BancSystem, Inc., Class A .. 2,027,446 48,334,313
First Merchants Corp. ................ 1,471,563 41,542,223
First Mid Bancshares, Inc. ............. 501,793 12,113,283
First of Long Island Corp. (The) ......... 604,611 7,267,424
First Western Financial, Inc.
(a)
.......... 199,697 3,714,364
Five Star Bancorp .................. 303,138 6,781,197
Flushing Financial Corp. .............. 718,733 8,833,229
FS Bancorp, Inc. ................... 121,416 3,650,979
Fulton Financial Corp. ................ 3,952,125 47,109,330
FVCBankcorp, Inc.
(a)(b)
............... 375,755 4,046,884
German American Bancorp, Inc. ......... 729,652 19,831,941
Glacier Bancorp, Inc.
(b)
............... 2,566,086 79,984,901
Great Southern Bancorp, Inc. ........... 227,170 11,524,334
Greene County Bancorp, Inc.
(b)
.......... 162,447 4,840,921
Guaranty Bancshares, Inc.
(b)
........... 215,990 5,849,009
Hancock Whitney Corp. .............. 1,965,770 75,446,253
Hanmi Financial Corp. ............... 640,061 9,556,111
HarborOne Bancorp, Inc. ............. 1,043,434 9,057,007
HBT Financial, Inc. .................. 329,010 6,066,944
Heartland Financial USA, Inc. .......... 966,421 26,934,153
Heritage Commerce Corp. ............. 1,560,094 12,917,578
Heritage Financial Corp. .............. 724,249 11,711,106
Hilltop Holdings, Inc. ................. 1,102,131 34,673,041
Hingham Institution for Savings (The)
(b)
.... 38,963 8,306,132
Home Bancorp, Inc.
(b)
................ 182,234 6,051,991
Home BancShares, Inc.
(b)
............. 4,451,323 101,490,164
HomeStreet, Inc. ................... 487,369 2,885,224
HomeTrust Bancshares, Inc. ........... 385,304 8,049,001
Hope Bancorp, Inc. ................. 2,426,425 20,430,499
Horizon Bancorp, Inc. ................ 976,690 10,167,343
Independent Bank Corp. .............. 1,432,293 50,744,152
Independent Bank Group, Inc. .......... 819,439 28,295,229
International Bancshares Corp. ......... 1,257,657 55,588,439
John Marshall Bancorp, Inc. ........... 272,033 5,465,143
Kearny Financial Corp. ............... 1,483,723 10,460,247
Lakeland Bancorp, Inc. ............... 1,557,056 20,848,980
Lakeland Financial Corp. .............. 517,500 25,109,100
LCNB Corp. ...................... 185,842 2,743,028
Live Oak Bancshares, Inc.
(b)
............ 828,220 21,790,468
Luther Burbank Corp. ................ 422,188 3,765,917
Macatawa Bank Corp. ............... 630,154 5,847,829
MainStreet Bancshares, Inc.
(b)
.......... 101,614 2,302,573
Mercantile Bank Corp. ............... 393,841 10,877,888
Security
Shares
Shares Value
Banks (continued)
Metrocity Bankshares, Inc. ............ 457,956 $ 8,192,833
Metropolitan Bank Holding Corp.
(a)(b)
...... 256,394 8,904,564
Mid Penn Bancorp, Inc. ............... 355,626 7,852,222
Middlefield Banc Corp.
(b)
.............. 151,084 4,049,051
Midland States Bancorp, Inc. ........... 492,699 9,809,637
MidWestOne Financial Group, Inc. ....... 383,126 8,187,403
MVB Financial Corp. ................ 291,017 6,134,638
National Bank Holdings Corp., Class A .... 652,008 18,934,312
National Bankshares, Inc. ............. 113,603 3,316,072
NBT Bancorp, Inc. .................. 907,026 28,888,778
Nicolet Bankshares, Inc.
(b)
............. 303,465 20,608,308
Northeast Bank .................... 187,051 7,794,415
Northeast Community Bancorp, Inc.
(b)
..... 261,063 3,884,617
Northfield Bancorp, Inc. .............. 943,461 10,359,202
Northrim BanCorp, Inc. ............... 7,850 308,741
Northwest Bancshares, Inc. ............ 2,543,819 26,964,481
Norwood Financial Corp. .............. 156,170 4,611,700
Oak Valley Bancorp
(b)
................ 123,972 3,122,855
OceanFirst Financial Corp. ............ 1,470,313 22,966,289
OFG Bancorp ..................... 975,479 25,440,492
Old National Bancorp ................ 6,959,622 97,017,131
Old Second Bancorp, Inc. ............. 1,054,099 13,766,533
Orange County Bancorp, Inc. ........... 104,920 3,882,040
Origin Bancorp, Inc. ................. 691,279 20,254,475
Orrstown Financial Services, Inc. ........ 261,105 5,000,161
Pacific Premier Bancorp, Inc. ........... 1,962,947 40,593,744
PacWest Bancorp
(b)
................. 2,793,935 22,770,570
Park National Corp.
(b)
................ 325,936 33,349,772
Parke Bancorp, Inc. ................. 266,136 4,521,651
Pathward Financial, Inc. .............. 570,754 26,460,155
PCB Bancorp ..................... 283,481 4,170,006
Peapack-Gladstone Financial Corp. ...... 437,069 11,835,829
Penns Woods Bancorp, Inc.
(b)
.......... 119,123 2,981,649
Peoples Bancorp, Inc. ............... 847,607 22,503,966
Peoples Financial Services Corp. ........ 170,971 7,486,820
Pioneer Bancorp, Inc.
(a)(b)
.............. 278,754 2,494,848
Plumas Bancorp
(b)
.................. 106,151 3,788,529
Ponce Financial Group, Inc.
(a)
.......... 421,974 3,666,954
Preferred Bank .................... 212,051 11,660,684
Premier Financial Corp. .............. 908,290 14,550,806
Primis Financial Corp. ................ 628,353 5,290,732
Princeton Bancorp, Inc. ............... 89,798 2,453,281
Provident Financial Services, Inc. ........ 1,530,770 25,012,782
QCR Holdings, Inc.
(b)
................ 418,054 17,152,756
RBB Bancorp ..................... 416,571 4,973,858
Red River Bancshares, Inc. ............ 107,348 5,275,081
Renasant Corp. .................... 1,180,886 30,856,551
Republic Bancorp, Inc., Class A ......... 210,949 8,965,333
S&T Bancorp, Inc. .................. 799,380 21,735,142
Sandy Spring Bancorp, Inc. ............ 1,126,806 25,555,960
Seacoast Banking Corp. of Florida ....... 1,578,037 34,874,618
ServisFirst Bancshares, Inc. ........... 1,154,006 47,221,926
Shore Bancshares, Inc. ............... 507,167 5,862,851
Sierra Bancorp .................... 373,154 6,332,423
Simmons First National Corp., Class A .... 2,545,972 43,918,017
SmartFinancial, Inc. ................. 372,699 8,016,755
South Plains Financial, Inc. ............ 292,551 6,585,323
Southern First Bancshares, Inc.
(a)
........ 207,119 5,126,195
Southern Missouri Bancorp, Inc. ......... 213,220 8,198,309
Southern States Bancshares, Inc.
(b)
....... 130,118 2,745,490
Southside Bancshares, Inc. ............ 655,305 17,142,779
SouthState Corp. ................... 1,784,687 117,432,405
Stellar Bancorp, Inc. ................. 1,157,655 26,498,723
Sterling Bancorp, Inc.
(a)(b)
.............. 446,792 2,443,952
Stock Yards Bancorp, Inc. ............. 662,145 30,041,519

Schedule of Investments
(unaudited) (continued)
June 30, 2023
iShares
®
Russell 2000 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Banks (continued)
Summit Financial Group, Inc. ........... 293,779 $ 6,069,474
Texas Capital Bancshares, Inc.
(a)(b)
....... 1,132,065 58,301,348
Third Coast Bancshares, Inc.
(a)
.......... 301,183 4,779,774
Timberland Bancorp, Inc. ............. 165,790 4,240,908
Tompkins Financial Corp. ............. 318,288 17,728,642
Towne Bank ...................... 1,679,781 39,038,110
TriCo Bancshares .................. 742,246 24,642,567
Triumph Financial, Inc.
(a)(b)
............. 507,599 30,821,411
TrustCo Bank Corp. ................. 411,892 11,784,230
Trustmark Corp. ................... 1,325,325 27,990,864
UMB Financial Corp. ................ 1,036,137 63,100,743
United Bankshares, Inc. .............. 3,070,717 91,108,173
United Community Banks, Inc. .......... 2,225,723 55,620,818
Unity Bancorp, Inc.
(b)
................ 197,351 4,655,510
Univest Financial Corp. ............... 724,237 13,094,205
USCB Financial Holdings, Inc., Class A
(a)(b)
.. 249,796 2,547,919
Valley National Bancorp .............. 10,131,086 78,515,917
Veritex Holdings, Inc. ................ 1,124,806 20,167,772
Virginia National Bankshares Corp.
(b)
...... 97,267 3,127,134
Washington Federal, Inc. .............. 1,356,747 35,980,930
Washington Trust Bancorp, Inc. ......... 459,233 12,312,037
WesBanco, Inc. .................... 1,309,630 33,539,624
West BanCorp, Inc. ................. 400,542 7,373,978
Westamerica BanCorp ............... 549,169 21,033,173
WSFS Financial Corp. ............... 1,282,938 48,392,421
4,269,499,257
Beverages — 0.4%
Coca-Cola Consolidated, Inc. ........... 108,470 68,989,089
Duckhorn Portfolio, Inc. (The)
(a)(b)
........ 998,377 12,948,950
MGP Ingredients, Inc.
(b)
............... 357,341 37,978,202
National Beverage Corp.
(a)
............. 536,006 25,915,890
Primo Water Corp. .................. 3,536,458 44,347,183
Vita Coco Co., Inc. (The)
(a)(b)
........... 647,543 17,399,480
Zevia PBC, Class A
(a)(b)
............... 515,664 2,222,512
209,801,306
Biotechnology — 7.5%
2seventy bio, Inc.
(a)(b)
................ 1,144,386 11,581,186
4D Molecular Therapeutics, Inc.
(a)(b)
....... 722,284 13,051,672
89bio, Inc.
(a)
...................... 1,406,641 26,655,847
Aadi Bioscience, Inc.
(a)
............... 373,043 2,551,614
ACADIA Pharmaceuticals, Inc.
(a)(b)
........ 2,742,977 65,694,299
Acrivon Therapeutics, Inc.
(a)(b)
........... 194,179 2,516,560
Actinium Pharmaceuticals, Inc.
(a)(b)
....... 583,212 4,327,433
Adicet Bio, Inc.
(a)(b)
.................. 688,920 1,674,076
ADMA Biologics, Inc.
(a)(b)
.............. 4,758,336 17,558,260
Aerovate Therapeutics, Inc.
(a)(b)
.......... 225,412 3,865,816
Agenus, Inc.
(a)(b)
.................... 7,882,902 12,612,643
Agios Pharmaceuticals, Inc.
(a)(b)
......... 1,260,990 35,711,237
Akero Therapeutics, Inc.
(a)(b)
............ 1,020,963 47,668,763
Aldeyra Therapeutics, Inc.
(a)(b)
........... 1,021,216 8,568,002
Alector, Inc.
(a)(b)
.................... 1,462,972 8,792,462
Alkermes plc
(a)
..................... 3,767,768 117,931,138
Allakos, Inc.
(a)
..................... 1,467,040 6,396,294
Allogene Therapeutics, Inc.
(a)(b)
.......... 1,892,416 9,405,308
Allovir, Inc.
(a)(b)
..................... 1,022,912 3,477,901
Alpine Immune Sciences, Inc.
(a)(b)
........ 721,819 7,420,299
Altimmune, Inc.
(a)
................... 1,119,981 3,953,533
ALX Oncology Holdings, Inc.
(a)(b)
......... 516,235 3,876,925
Amicus Therapeutics, Inc.
(a)(b)
........... 6,360,652 79,889,789
AnaptysBio, Inc.
(a)(b)
................. 440,151 8,952,671
Anavex Life Sciences Corp.
(a)(b)
......... 1,600,803 13,014,528
Anika Therapeutics, Inc.
(a)(b)
............ 334,256 8,683,971
Annexon, Inc.
(a)(b)
................... 1,018,302 3,584,423
Security
Shares
Shares Value
Biotechnology (continued)
Arbutus Biopharma Corp.
(a)(b)
........... 2,754,358 $ 6,335,023
Arcellx, Inc.
(a)(b)
.................... 860,949 27,223,207
Arcturus Therapeutics Holdings, Inc.
(a)(b)
.... 528,283 15,151,156
Arcus Biosciences, Inc.
(a)(b)
............ 1,205,778 24,489,351
Arcutis Biotherapeutics, Inc.
(a)(b)
......... 1,184,935 11,292,431
Ardelyx, Inc.
(a)
..................... 4,830,154 16,374,222
Arrowhead Pharmaceuticals, Inc.
(a)(b)
...... 2,324,098 82,877,335
ARS Pharmaceuticals, Inc.
(a)(b)
.......... 510,631 3,421,228
Astria Therapeutics, Inc.
(a)(b)
............ 547,085 4,557,218
Atara Biotherapeutics, Inc.
(a)(b)
.......... 2,250,407 3,623,155
Aura Biosciences, Inc.
(a)(b)
............. 618,258 7,635,486
Aurinia Pharmaceuticals, Inc.
(a)(b)
........ 3,074,987 29,765,874
Avid Bioservices, Inc.
(a)(b)
.............. 1,406,019 19,642,085
Avidity Biosciences, Inc.
(a)(b)
............ 1,611,640 17,873,088
Avita Medical, Inc.
(a)(b)
................ 573,654 9,757,855
Beam Therapeutics, Inc.
(a)(b)
............ 1,554,617 49,638,921
BioAtla, Inc.
(a)
..................... 981,978 2,945,934
BioCryst Pharmaceuticals, Inc.
(a)(b)
....... 4,300,683 30,276,808
Biohaven Ltd.
(a)(b)
................... 1,333,522 31,897,846
Biomea Fusion, Inc.
(a)(b)
............... 452,722 9,937,248
Bioxcel Therapeutics, Inc.
(a)(b)
........... 438,437 2,919,990
Bluebird Bio, Inc.
(a)(b)
................. 2,449,009 8,057,240
Blueprint Medicines Corp.
(a)(b)
........... 1,380,364 87,239,005
Bridgebio Pharma, Inc.
(a)(b)
............. 2,603,174 44,774,593
Cabaletta Bio, Inc.
(a)(b)
................ 577,966 7,461,541
CareDx, Inc.
(a)(b)
.................... 1,220,311 10,372,644
Caribou Biosciences, Inc.
(a)(b)
........... 1,336,379 5,679,611
Carisma Therapeutics, Inc.
(b)
........... 612,710 5,373,467
Catalyst Pharmaceuticals, Inc.
(a)(b)
........ 2,185,121 29,368,026
Celcuity, Inc.
(a)(b)
.................... 353,503 3,881,463
Celldex Therapeutics, Inc.
(a)(b)
........... 1,055,843 35,824,753
Century Therapeutics, Inc.
(a)(b)
.......... 528,827 1,671,093
Cerevel Therapeutics Holdings, Inc.
(a)(b)
.... 1,402,789 44,594,662
Chinook Therapeutics, Inc.
(a)(b)
.......... 1,315,191 50,529,638
Cogent Biosciences, Inc.
(a)(b)
........... 1,571,267 18,603,801
Coherus Biosciences, Inc.
(a)(b)
........... 1,777,983 7,591,987
Compass Therapeutics, Inc.
(a)(b)
......... 1,935,441 6,154,702
Crinetics Pharmaceuticals, Inc.
(a)(b)
....... 1,204,512 21,705,306
Cue Biopharma, Inc.
(a)(b)
.............. 722,015 2,635,355
Cullinan Oncology, Inc.
(a)(b)
............. 566,317 6,093,571
Cytokinetics, Inc.
(a)(b)
................. 2,111,722 68,884,372
Day One Biopharmaceuticals, Inc.
(a)(b)
..... 1,124,128 13,422,088
Deciphera Pharmaceuticals, Inc.
(a)(b)
...... 1,190,237 16,758,537
Denali Therapeutics, Inc.
(a)(b)
........... 2,681,514 79,131,478
Design Therapeutics, Inc.
(a)(b)
........... 757,398 4,771,607
Disc Medicine, Inc.
(a)(b)
............... 177,167 7,866,215
Dynavax Technologies Corp.
(a)(b)
......... 2,939,475 37,978,017
Dyne Therapeutics, Inc.
(a)(b)
............ 956,141 10,756,586
Eagle Pharmaceuticals, Inc.
(a)
.......... 235,293 4,574,096
Editas Medicine, Inc.
(a)(b)
.............. 1,592,691 13,107,847
Emergent BioSolutions, Inc.
(a)(b)
......... 1,178,339 8,660,792
Enanta Pharmaceuticals, Inc.
(a)(b)
........ 462,553 9,898,634
Entrada Therapeutics, Inc.
(a)(b)
.......... 462,319 6,999,510
EQRx, Inc.
(a)(b)
..................... 7,308,203 13,593,258
Erasca, Inc.
(a)(b)
.................... 1,888,262 5,211,603
Fate Therapeutics, Inc.
(a)(b)
............. 1,985,892 9,452,846
Fennec Pharmaceuticals, Inc.
(a)(b)
........ 372,253 3,286,994
FibroGen, Inc.
(a)(b)
................... 2,059,894 5,561,714
Foghorn Therapeutics, Inc.
(a)(b)
.......... 493,305 3,472,867
Genelux Corp.
(a)(b)
.................. 63,741 2,085,606
Generation Bio Co.
(a)(b)
............... 1,095,811 6,026,961
Geron Corp.
(a)(b)
.................... 11,240,314 36,081,408
Graphite Bio, Inc.
(a)
.................. 532,006 1,383,216
Gritstone bio, Inc.
(a)
................. 1,975,393 3,852,016
Halozyme Therapeutics, Inc.
(a)
.......... 3,026,990 109,183,529

Schedule of Investments
(unaudited) (continued)
June 30, 2023
iShares
®
Russell 2000 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
Heron Therapeutics, Inc.
(a)(b)
............ 2,372,753 $ 2,752,394
HilleVax, Inc.
(a)(b)
................... 475,811 8,179,191
Humacyte, Inc.
(a)
................... 1,426,915 4,080,977
Icosavax, Inc.
(a)(b)
................... 640,409 6,359,261
Ideaya Biosciences, Inc.
(a)(b)
............ 1,236,693 29,062,286
IGM Biosciences, Inc.
(a)(b)
............. 282,840 2,610,613
Immuneering Corp., Class A
(a)(b)
......... 434,951 4,410,403
ImmunityBio, Inc.
(a)(b)
................. 2,552,841 7,096,898
ImmunoGen, Inc.
(a)(b)
................. 5,511,057 103,993,646
Immunovant, Inc.
(a)(b)
................. 1,214,155 23,032,520
Inhibrx, Inc.
(a)(b)
.................... 783,182 20,331,405
Inozyme Pharma, Inc.
(a)
.............. 759,766 4,231,897
Insmed, Inc.
(a)(b)
.................... 3,001,002 63,321,142
Intellia Therapeutics, Inc.
(a)(b)
........... 2,007,650 81,871,967
Intercept Pharmaceuticals, Inc.
(a)(b)
....... 568,282 6,285,199
Iovance Biotherapeutics, Inc.
(a)(b)
......... 4,728,019 33,285,254
Ironwood Pharmaceuticals, Inc., Class A
(a)(b)
. 3,068,529 32,649,149
iTeos Therapeutics, Inc.
(a)
............. 560,777 7,424,688
IVERIC bio, Inc.
(a)(b)
................. 3,136,277 123,381,137
Janux Therapeutics, Inc.
(a)(b)
............ 396,212 4,703,036
KalVista Pharmaceuticals, Inc.
(a)(b)
........ 559,221 5,032,989
Karyopharm Therapeutics, Inc.
(a)(b)
....... 2,571,647 4,603,248
Keros Therapeutics, Inc.
(a)
............. 512,569 20,595,022
Kezar Life Sciences, Inc.
(a)(b)
........... 1,618,183 3,964,548
Kiniksa Pharmaceuticals Ltd., Class A
(a)(b)
... 716,997 10,095,318
Kodiak Sciences, Inc.
(a)(b)
.............. 790,243 5,452,677
Krystal Biotech, Inc.
(a)(b)
............... 489,567 57,475,166
Kura Oncology, Inc.
(a)(b)
............... 1,486,673 15,729,000
Kymera Therapeutics, Inc.
(a)(b)
.......... 864,972 19,885,706
Larimar Therapeutics, Inc.
(a)
............ 508,067 1,590,250
Lexicon Pharmaceuticals, Inc.
(a)(b)
........ 2,057,694 4,712,119
Lineage Cell Therapeutics, Inc.
(a)(b)
....... 2,562,215 3,612,723
Lyell Immunopharma, Inc.
(a)(b)
........... 4,011,876 12,757,766
MacroGenics, Inc.
(a)(b)
................ 1,389,995 7,436,473
Madrigal Pharmaceuticals, Inc.
(a)(b)
....... 309,212 71,427,972
MannKind Corp.
(a)(b)
................. 5,819,846 23,686,773
MeiraGTx Holdings plc
(a)
.............. 738,296 4,961,349
Merrimack Pharmaceuticals, Inc.
(a)
....... 220,782 2,715,619
Mersana Therapeutics, Inc.
(a)(b)
.......... 2,276,240 7,488,830
MiMedx Group, Inc.
(a)(b)
............... 2,591,956 17,132,829
Mineralys Therapeutics, Inc.
(a)
.......... 317,424 5,412,079
Mirum Pharmaceuticals, Inc.
(a)(b)
......... 602,916 15,597,437
Monte Rosa Therapeutics, Inc.
(a)(b)
....... 710,368 4,866,021
Morphic Holding, Inc.
(a)(b)
.............. 692,291 39,689,043
Myriad Genetics, Inc.
(a)
............... 1,835,434 42,545,360
Nkarta, Inc.
(a)
...................... 725,070 1,587,903
Novavax, Inc.
(a)(b)
................... 2,029,327 15,077,900
Nurix Therapeutics, Inc.
(a)(b)
............ 1,080,873 10,797,921
Nuvalent, Inc., Class A
(a)(b)
............. 541,008 22,814,307
Nuvectis Pharma, Inc.
(a)(b)
............. 138,891 2,218,089
Ocean Biomedical, Inc.
(a)(b)
............. 220,009 1,322,254
Olema Pharmaceuticals, Inc.
(a)
.......... 601,582 5,432,285
Omega Therapeutics, Inc.
(a)(b)
........... 494,758 2,770,645
Organogenesis Holdings, Inc., Class A
(a)(b)
.. 1,645,554 5,463,239
ORIC Pharmaceuticals, Inc.
(a)(b)
......... 899,247 6,978,157
Outlook Therapeutics, Inc.
(a)(b)
.......... 3,431,672 5,971,109
Ovid therapeutics, Inc.
(a)(b)
............. 1,210,158 3,969,318
PDL BioPharma, Inc.
(a)(d)
.............. 11,853 —
PDS Biotechnology Corp.
(a)(b)
........... 636,840 3,203,305
PepGen, Inc.
(a)(b)
................... 249,817 2,233,364
PMV Pharmaceuticals, Inc.
(a)(b)
.......... 912,017 5,709,226
Point Biopharma Global, Inc.
(a)(b)
......... 2,036,510 18,450,781
Poseida Therapeutics, Inc.
(a)
........... 1,546,483 2,721,810
Precigen, Inc.
(a)(b)
................... 3,027,482 3,481,604
Prelude Therapeutics, Inc.
(a)(b)
.......... 188,988 850,446
Security
Shares
Shares Value
Biotechnology (continued)
Prime Medicine, Inc.
(a)(b)
.............. 903,151 $ 13,231,162
ProKidney Corp., Class A
(a)(b)
........... 1,394,320 15,602,441
Protagonist Therapeutics, Inc.
(a)(b)
........ 1,234,863 34,106,916
Protalix BioTherapeutics, Inc.
(a)(b)
........ 1,201,606 2,403,212
Prothena Corp. plc
(a)
................. 940,805 64,238,165
PTC Therapeutics, Inc.
(a)(b)
............. 1,605,608 65,300,077
Rallybio Corp.
(a)(b)
................... 668,725 3,784,984
RAPT Therapeutics, Inc.
(a)(b)
............ 675,732 12,636,188
Recursion Pharmaceuticals, Inc., Class A
(a)(b)
3,122,488 23,324,985
REGENXBIO, Inc.
(a)(b)
................ 935,671 18,704,063
Relay Therapeutics, Inc.
(a)(b)
............ 2,068,293 25,977,760
Reneo Pharmaceuticals, Inc.
(a)
.......... 185,691 1,218,133
Replimune Group, Inc.
(a)(b)
............. 939,307 21,810,709
REVOLUTION Medicines, Inc.
(a)(b)
........ 2,306,855 61,708,371
Rhythm Pharmaceuticals, Inc.
(a)(b)
........ 1,170,261 19,297,604
Rigel Pharmaceuticals, Inc.
(a)(b)
.......... 3,868,564 4,990,448
Rocket Pharmaceuticals, Inc.
(a)(b)
........ 1,281,172 25,456,888
Sage Therapeutics, Inc.
(a)(b)
............ 1,198,558 56,356,197
Sana Biotechnology, Inc.
(a)(b)
........... 2,122,299 12,648,902
Sangamo Therapeutics, Inc.
(a)(b)
......... 3,354,488 4,360,834
Savara, Inc.
(a)
..................... 1,702,980 5,441,021
Scholar Rock Holding Corp.
(a)(b)
......... 628,745 4,740,737
Selecta Biosciences, Inc.
(a)
............ 2,455,300 2,749,936
Seres Therapeutics, Inc.
(a)(b)
............ 2,224,148 10,653,669
SpringWorks Therapeutics, Inc.
(a)(b)
....... 1,323,260 34,695,877
Stoke Therapeutics, Inc.
(a)(b)
............ 635,570 6,756,109
Summit Therapeutics, Inc.
(a)(b)
........... 2,683,493 6,735,567
Sutro Biopharma, Inc.
(a)
............... 1,369,301 6,367,250
Syndax Pharmaceuticals, Inc.
(a)(b)
........ 1,495,669 31,304,352
Tango Therapeutics, Inc.
(a)(b)
............ 1,048,453 3,480,864
Tenaya Therapeutics, Inc.
(a)(b)
........... 1,039,417 6,101,378
TG Therapeutics, Inc.
(a)(b)
.............. 3,114,497 77,364,106
Travere Therapeutics, Inc.
(a)(b)
.......... 1,657,346 25,456,835
Twist Bioscience Corp.
(a)(b)
............. 1,322,511 27,058,575
Tyra Biosciences, Inc.
(a)(b)
............. 312,749 5,326,115
UroGen Pharma Ltd.
(a)(b)
.............. 439,908 4,553,048
Vanda Pharmaceuticals, Inc.
(a)
.......... 1,251,237 8,245,652
Vaxcyte, Inc.
(a)(b)
.................... 2,088,044 104,276,917
Vaxxinity, Inc., Class A
(a)(b)
............. 849,044 2,139,591
Vera Therapeutics, Inc., Class A
(a)(b)
....... 772,395 12,396,940
Veracyte, Inc.
(a)(b)
................... 1,651,790 42,071,091
Vericel Corp.
(a)(b)
.................... 1,084,750 40,754,058
Verve Therapeutics, Inc.
(a)(b)
............ 1,160,967 21,768,131
Vigil Neuroscience, Inc.
(a)(b)
............ 320,085 3,008,799
Viking Therapeutics, Inc.
(a)
............. 2,179,343 35,327,150
Vir Biotechnology, Inc.
(a)
.............. 1,887,054 46,289,435
Viridian Therapeutics, Inc.
(a)(b)
........... 957,783 22,785,658
Vistagen Therapeutics, Inc.
(a)
........... 1 2
Vor BioPharma, Inc.
(a)
................ 767,165 2,370,540
Voyager Therapeutics, Inc.
(a)(b)
.......... 698,038 7,992,535
X4 Pharmaceuticals, Inc.
(a)(b)
........... 2,809,922 5,451,249
Xencor, Inc.
(a)(b)
.................... 1,314,230 32,816,323
XOMA Corp.
(a)(b)
.................... 140,875 2,661,129
Y-mAbs Therapeutics, Inc.
(a)
............ 862,440 5,855,968
Zentalis Pharmaceuticals, Inc.
(a)(b)
........ 1,117,561 31,526,396
Zura Bio Ltd., Class A
(a)(b)
............. 169,108 1,386,686
Zymeworks, Inc.
(a)(b)
................. 1,197,411 10,345,631
4,100,662,768
Broadline Retail — 0.1%
Big Lots, Inc. ...................... 691,519 6,106,113
ContextLogic, Inc., Class A
(a)(b)
.......... 530,158 3,488,439
Dillard's, Inc., Class A
(b)
............... 82,953 27,065,905
36,660,457

Schedule of Investments
(unaudited) (continued)
June 30, 2023
iShares
®
Russell 2000 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Building Products — 1.7%
AAON, Inc. ....................... 1,025,552 $ 97,232,585
American Woodmark Corp.
(a)
........... 378,296 28,890,465
Apogee Enterprises, Inc. .............. 503,714 23,911,303
AZZ, Inc. ........................ 570,139 24,778,241
CSW Industrials, Inc. ................ 349,335 58,055,984
Gibraltar Industries, Inc.
(a)
............. 706,773 44,470,157
Griffon Corp. ...................... 1,003,931 40,458,419
Insteel Industries, Inc.
(b)
.............. 422,525 13,148,978
Janus International Group, Inc.
(a)(b)
....... 1,901,554 20,270,566
JELD-WEN Holding, Inc.
(a)(b)
............ 1,954,783 34,286,894
Masonite International Corp.
(a)(b)
......... 508,646 52,105,696
Masterbrand, Inc.
(a)
................. 2,942,163 34,217,356
PGT Innovations, Inc.
(a)
............... 1,317,284 38,398,829
Quanex Building Products Corp. ......... 759,749 20,399,261
Resideo Technologies, Inc.
(a)
........... 3,342,598 59,030,281
Simpson Manufacturing Co., Inc. ........ 974,546 134,974,621
UFP Industries, Inc. ................. 1,364,217 132,397,260
Zurn Elkay Water Solutions Corp. ........ 3,354,897 90,213,180
947,240,076
Capital Markets — 1.4%
AlTi Global, Inc., Class A
(a)(b)
........... 439,140 3,363,812
Artisan Partners Asset Management, Inc.,
Class A ....................... 1,432,454 56,309,767
AssetMark Financial Holdings, Inc.
(a)(b)
..... 498,530 14,786,400
Avantax, Inc.
(a)(b)
................... 909,378 20,351,880
B Riley Financial, Inc.
(b)
............... 436,776 20,082,960
Bakkt Holdings, Inc., Class A
(a)(b)
......... 1,710,671 2,104,125
BGC Partners, Inc., Class A ............ 7,139,670 31,628,738
Brightsphere Investment Group, Inc.
(b)
..... 733,303 15,362,698
Cohen & Steers, Inc. ................ 612,335 35,509,307
Diamond Hill Investment Group, Inc. ...... 66,812 11,444,896
Donnelley Financial Solutions, Inc.
(a)(b)
..... 571,457 26,018,437
Focus Financial Partners, Inc., Class A
(a)(b)
.. 1,335,316 70,117,443
Forge Global Holdings, Inc.
(a)(b)
.......... 2,429,935 5,904,742
GCM Grosvenor, Inc., Class A .......... 929,785 7,010,579
Hamilton Lane, Inc., Class A ........... 838,283 67,045,874
MarketWise, Inc., Class A ............. 692,197 1,384,394
Moelis & Co., Class A ................ 1,541,834 69,906,754
Open Lending Corp., Class A
(a)(b)
........ 2,298,656 24,158,874
P10, Inc., Class A
(b)
................. 887,371 10,027,292
Patria Investments Ltd., Class A
(b)
........ 1,166,096 16,675,173
Perella Weinberg Partners, Class A ....... 972,090 8,097,510
Piper Sandler Cos. .................. 397,321 51,357,712
PJT Partners, Inc., Class A ............ 557,731 38,840,387
Sculptor Capital Management, Inc., Class A . 576,835 5,093,453
Silvercrest Asset Management Group, Inc.,
Class A ....................... 212,492 4,302,963
StepStone Group, Inc., Class A ......... 1,267,122 31,437,297
StoneX Group, Inc.
(a)(b)
............... 409,573 34,027,325
Value Line, Inc. .................... 24,891 1,142,497
Victory Capital Holdings, Inc., Class A ..... 644,281 20,320,623
Virtus Investment Partners, Inc. ......... 161,500 31,891,405
WisdomTree, Inc. ................... 2,851,869 19,563,821
755,269,138
Chemicals — 2.1%
AdvanSix, Inc. ..................... 606,952 21,231,181
American Vanguard Corp. ............. 613,872 10,969,893
Amyris, Inc.
(a)(b)
.................... 5,275,665 5,433,935
Aspen Aerogels, Inc.
(a)(b)
.............. 1,184,696 9,347,251
Avient Corp. ...................... 2,068,922 84,618,910
Balchem Corp. .................... 723,504 97,535,574
Cabot Corp. ...................... 1,252,963 83,810,695
Chase Corp. ...................... 167,320 20,282,530
Security
Shares
Shares Value
Chemicals (continued)
Core Molding Technologies, Inc.
(a)(b)
....... 133,531 $ 3,037,830
Danimer Scientific, Inc., Class A
(a)(b)
....... 2,056,093 4,893,501
Diversey Holdings Ltd.
(a)(b)
............. 1,799,754 15,099,936
Ecovyst, Inc.
(a)
..................... 2,114,644 24,233,820
FutureFuel Corp. ................... 653,751 5,785,696
Hawkins, Inc. ..................... 435,184 20,753,925
HB Fuller Co. ..................... 1,215,288 86,905,245
Ingevity Corp.
(a)(b)
................... 854,823 49,716,506
Innospec, Inc. ..................... 565,021 56,750,709
Intrepid Potash, Inc.
(a)(b)
............... 251,344 5,702,995
Koppers Holdings, Inc. ............... 453,875 15,477,138
Kronos Worldwide, Inc. ............... 556,502 4,858,262
Livent Corp.
(a)(b)
.................... 4,108,604 112,699,008
LSB Industries, Inc.
(a)(b)
............... 1,271,242 12,521,734
Mativ Holdings, Inc. ................. 1,251,275 18,919,278
Minerals Technologies, Inc.
(b)
........... 735,342 42,421,880
Origin Materials, Inc., Class A
(a)(b)
........ 2,398,348 10,216,963
Orion SA ........................ 1,268,064 26,908,318
Perimeter Solutions SA
(a)(b)
............ 3,565,253 21,926,306
PureCycle Technologies, Inc.
(a)(b)
......... 2,664,637 28,484,970
Quaker Chemical Corp.
(b)
............. 315,319 61,455,673
Rayonier Advanced Materials, Inc.
(a)(b)
..... 1,454,101 6,223,552
Sensient Technologies Corp. ........... 951,122 67,653,308
Stepan Co. ....................... 482,280 46,086,677
Trinseo plc ....................... 833,203 10,556,682
Tronox Holdings plc ................. 2,714,425 34,500,342
Valhi, Inc.
(b)
....................... 68,256 877,090
1,127,897,313
Commercial Services & Supplies — 1.5%
ABM Industries, Inc. ................. 1,515,573 64,639,188
ACCO Brands Corp. ................. 2,175,386 11,333,761
ACV Auctions, Inc., Class A
(a)(b)
.......... 2,885,061 49,825,004
Aris Water Solutions, Inc., Class A
(b)
...... 680,975 7,027,662
Aurora Innovation, Inc., Class A
(a)(b)
....... 7,005,073 20,594,915
BrightView Holdings, Inc.
(a)(b)
........... 1,008,618 7,241,877
Brink's Co. (The) ................... 1,059,134 71,841,059
Casella Waste Systems, Inc., Class A
(a)(b)
... 1,263,513 114,284,751
CECO Environmental Corp.
(a)
........... 658,464 8,797,079
Cimpress plc
(a)(b)
................... 409,677 24,367,588
CompX International, Inc. ............. 29,771 649,008
CoreCivic, Inc.
(a)
................... 2,633,401 24,780,303
Deluxe Corp. ...................... 1,068,004 18,668,710
Ennis, Inc. ....................... 604,734 12,324,479
Enviri Corp.
(a)
..................... 1,782,474 17,593,018
GEO Group, Inc. (The)
(a)
.............. 2,715,521 19,443,130
Healthcare Services Group, Inc. ......... 1,741,984 26,007,821
Heritage-Crystal Clean, Inc.
(a)(b)
......... 372,662 14,082,897
HNI Corp. ........................ 1,091,634 30,762,246
Interface, Inc. ..................... 1,328,268 11,675,476
LanzaTech Global, Inc.
(a)(b)
............. 497,017 3,394,626
Li-Cycle Holdings Corp.
(a)(b)
............ 3,219,442 17,867,903
Liquidity Services, Inc.
(a)
.............. 530,786 8,757,969
Matthews International Corp., Class A ..... 694,884 29,615,956
MillerKnoll, Inc. .................... 1,766,483 26,108,619
Montrose Environmental Group, Inc.
(a)(b)
.... 642,994 27,082,907
NL Industries, Inc. .................. 198,301 1,096,605
OPENLANE, Inc.
(a)(b)
................. 2,487,047 37,852,855
Performant Financial Corp.
(a)
........... 1,436,388 3,878,248
Pitney Bowes, Inc. .................. 2,823,565 9,995,420
Quad/Graphics, Inc., Class A
(a)(b)
......... 733,380 2,757,509
SP Plus Corp.
(a)(b)
................... 467,546 18,285,724
Steelcase, Inc., Class A .............. 2,094,514 16,148,703
UniFirst Corp. ..................... 346,359 53,689,109
Viad Corp.
(a)
...................... 481,730 12,948,902

Schedule of Investments
(unaudited) (continued)
June 30, 2023
iShares
®
Russell 2000 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Commercial Services & Supplies (continued)
VSE Corp. ....................... 245,340 $ 13,417,645
838,838,672
Communications Equipment — 0.8%
ADTRAN Holdings, Inc. .............. 1,801,727 18,972,185
Aviat Networks, Inc.
(a)(b)
............... 187,183 6,246,297
Calix, Inc.
(a)(b)
...................... 1,339,702 66,864,527
Cambium Networks Corp.
(a)(b)
........... 277,202 4,219,014
Clearfield, Inc.
(a)(b)
................... 302,557 14,326,074
CommScope Holding Co., Inc.
(a)
......... 4,781,117 26,917,689
Comtech Telecommunications Corp. ...... 620,677 5,672,988
Digi International, Inc.
(a)(b)
............. 799,984 31,511,370
DZS, Inc.
(a)(b)
...................... 539,400 2,141,418
Extreme Networks, Inc.
(a)
.............. 2,870,142 74,767,199
Harmonic, Inc.
(a)(b)
.................. 2,501,577 40,450,500
Infinera Corp.
(a)(b)
................... 4,573,259 22,088,841
KVH Industries, Inc.
(a)(b)
............... 284,733 2,602,459
NETGEAR, Inc.
(a)(b)
.................. 675,653 9,567,246
NetScout Systems, Inc.
(a)
............. 1,553,826 48,090,915
Ribbon Communications, Inc.
(a)(b)
........ 1,978,858 5,521,014
Viavi Solutions, Inc.
(a)(b)
............... 5,124,657 58,062,364
438,022,100
Construction & Engineering — 1.5%
Ameresco, Inc., Class A
(a)(b)
............ 737,113 35,845,805
API Group Corp.
(a)(b)
................. 4,762,690 129,830,929
Arcosa, Inc.
(b)
..................... 1,097,046 83,123,175
Argan, Inc. ....................... 274,137 10,803,739
Bowman Consulting Group Ltd.
(a)
........ 217,765 6,942,348
Comfort Systems USA, Inc. ............ 803,900 132,000,380
Concrete Pumping Holdings, Inc.
(a)(b)
...... 556,785 4,470,984
Construction Partners, Inc., Class A
(a)(b)
.... 914,899 28,718,680
Dycom Industries, Inc.
(a)(b)
............. 649,876 73,858,407
Fluor Corp.
(a)(b)
..................... 3,254,508 96,333,437
Granite Construction, Inc. ............. 1,018,792 40,527,546
Great Lakes Dredge & Dock Corp.
(a)(b)
..... 1,523,346 12,430,503
IES Holdings, Inc.
(a)(b)
................ 184,378 10,487,421
INNOVATE Corp.
(a)(b)
................. 994,096 1,739,668
Limbach Holdings, Inc.
(a)
.............. 203,142 5,023,702
MYR Group, Inc.
(a)
.................. 372,167 51,485,583
Northwest Pipe Co.
(a)
................ 213,109 6,444,416
Primoris Services Corp. .............. 1,208,490 36,822,690
Sterling Infrastructure, Inc.
(a)(b)
.......... 676,605 37,754,559
Tutor Perini Corp.
(a)(b)
................ 1,016,751 7,269,770
811,913,742
Construction Materials — 0.3%
Knife River Corp.
(a)
.................. 1,173,857 51,062,780
Summit Materials, Inc., Class A
(a)(b)
....... 2,718,067 102,878,836
United States Lime & Minerals, Inc. ....... 44,807 9,359,734
163,301,350
Consumer Finance — 0.8%
Atlanticus Holdings Corp.
(a)(b)
........... 113,607 4,772,630
Bread Financial Holdings, Inc. .......... 642,741 20,175,640
Consumer Portfolio Services, Inc.
(a)(b)
...... 219,764 2,564,646
Encore Capital Group, Inc.
(a)(b)
.......... 533,451 25,936,388
Enova International, Inc.
(a)
............. 702,121 37,296,668
FirstCash Holdings, Inc. .............. 852,323 79,547,306
Green Dot Corp., Class A
(a)
............ 1,033,619 19,370,020
LendingClub Corp.
(a)(b)
................ 2,504,583 24,419,684
LendingTree, Inc.
(a)(b)
................ 260,574 5,761,291
Navient Corp. ..................... 2,152,241 39,988,638
Nelnet, Inc., Class A ................. 328,998 31,741,727
NerdWallet, Inc., Class A
(a)(b)
........... 793,979 7,471,342
OppFi, Inc., Class A
(a)(b)
............... 331,223 675,695
Security
Shares
Shares Value
Consumer Finance (continued)
PRA Group, Inc.
(a)
.................. 880,479 $ 20,118,945
PROG Holdings, Inc.
(a)(b)
.............. 1,052,023 33,790,979
Regional Management Corp. ........... 191,715 5,847,307
Upstart Holdings, Inc.
(a)(b)
.............. 1,649,012 59,051,120
World Acceptance Corp.
(a)(b)
............ 87,108 11,673,343
430,203,369
Consumer Staples Distribution & Retail — 0.5%
Andersons, Inc. (The) ................ 735,347 33,936,264
Chefs' Warehouse, Inc. (The)
(a)(b)
........ 812,046 29,038,765
Fresh Market, Inc. (The), NVS
(a)(d)
........ 673,064 7
HF Foods Group, Inc.
(a)(b)
.............. 863,843 4,051,424
Ingles Markets, Inc., Class A ........... 319,128 26,375,929
Natural Grocers by Vitamin Cottage, Inc. ... 205,415 2,518,388
PriceSmart, Inc. .................... 583,880 43,242,153
SpartanNash Co. ................... 801,316 18,037,623
Sprouts Farmers Market, Inc.
(a)(b)
........ 2,348,898 86,275,023
United Natural Foods, Inc.
(a)(b)
.......... 1,351,760 26,426,908
Village Super Market, Inc., Class A ....... 189,695 4,328,840
Weis Markets, Inc.
(b)
................. 376,907 24,201,198
298,432,522
Containers & Packaging — 0.3%
Greif, Inc., Class A, NVS .............. 564,650 38,898,739
Greif, Inc., Class B .................. 117,504 9,077,184
Myers Industries, Inc. ................ 837,615 16,274,859
O-I Glass, Inc.
(a)
.................... 3,528,545 75,263,865
Pactiv Evergreen, Inc. ............... 976,962 7,395,602
Ranpak Holdings Corp., Class A
(a)(b)
...... 1,044,478 4,721,041
TriMas Corp.
(b)
..................... 945,507 25,991,987
177,623,277
Distributors — 0.0%
Weyco Group, Inc. .................. 119,023 3,176,724
Diversified Consumer Services — 1.0%
2U, Inc.
(a)(b)
....................... 1,835,641 7,397,633
Adtalem Global Education, Inc.
(a)(b)
....... 1,018,835 34,986,794
Carriage Services, Inc. ............... 299,721 9,731,941
Chegg, Inc.
(a)(b)
.................... 2,698,969 23,966,845
Coursera, Inc.
(a)(b)
................... 2,975,908 38,746,322
Duolingo, Inc., Class A
(a)(b)
............. 651,872 93,178,584
European Wax Center, Inc., Class A
(a)(b)
.... 763,984 14,233,022
Frontdoor, Inc.
(a)
.................... 1,864,056 59,463,386
Graham Holdings Co., Class B .......... 83,085 47,481,416
Laureate Education, Inc. .............. 2,936,096 35,497,401
Lincoln Educational Services Corp.
(a)(b)
..... 385,996 2,601,613
Nerdy, Inc., Class A
(a)(b)
............... 1,380,453 5,756,489
OneSpaWorld Holdings Ltd.
(a)
.......... 1,651,525 19,983,452
Perdoceo Education Corp.
(a)
........... 1,486,051 18,233,846
Rover Group, Inc., Class A
(a)(b)
.......... 2,138,669 10,500,865
Strategic Education, Inc.
(b)
............. 511,909 34,727,906
Stride, Inc.
(a)(b)
..................... 960,813 35,771,068
Udemy, Inc.
(a)(b)
.................... 1,953,554 20,961,634
Universal Technical Institute, Inc.
(a)(b)
...... 690,990 4,774,741
WW International, Inc.
(a)(b)
............. 1,261,432 8,476,823
526,471,781
Diversified REITs — 0.6%
Alexander & Baldwin, Inc. ............. 1,649,765 30,652,634
Alpine Income Property Trust, Inc. ....... 290,717 4,724,151
American Assets Trust, Inc. ............ 1,129,384 21,684,173
Armada Hoffler Properties, Inc. ......... 1,517,756 17,727,390
Broadstone Net Lease, Inc. ............ 4,273,776 65,987,102
CTO Realty Growth, Inc. .............. 558,009 9,564,274
Empire State Realty Trust, Inc., Class A
(b)
... 3,016,354 22,592,492
Essential Properties Realty Trust, Inc. ..... 3,438,983 80,953,660

Schedule of Investments
(unaudited) (continued)
June 30, 2023
iShares
®
Russell 2000 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Diversified REITs (continued)
Gladstone Commercial Corp. ........... 1,042,141 $ 12,891,284
Global Net Lease, Inc. ............... 2,502,476 25,725,453
NexPoint Diversified Real Estate Trust
(b)
... 691,072 8,652,221
One Liberty Properties, Inc. ............ 389,479 7,914,213
Star Holdings
(a)(b)
................... 312,272 4,581,030
313,650,077
Diversified Telecommunication Services — 0.5%
Anterix, Inc.
(a)(b)
.................... 426,598 13,518,891
AST SpaceMobile, Inc., Class A
(a)(b)
....... 1,400,637 6,582,994
ATN International, Inc. ............... 244,143 8,935,634
Bandwidth, Inc., Class A
(a)(b)
............ 547,428 7,488,815
Charge Enterprises, Inc.
(a)(b)
............ 3,061,243 3,000,018
Cogent Communications Holdings, Inc. .... 984,538 66,249,562
Consolidated Communications Holdings, Inc.
(a)
1,680,779 6,437,383
EchoStar Corp., Class A
(a)(b)
............ 759,476 13,169,314
Globalstar, Inc.
(a)(b)
.................. 15,675,649 16,929,701
IDT Corp., Class B
(a)
................. 344,239 8,898,578
Liberty Latin America Ltd., Class A
(a)
...... 866,595 7,582,706
Liberty Latin America Ltd., Class C, NVS
(a)(b)
. 3,254,106 28,050,394
Lumen Technologies, Inc. ............. 23,045,815 52,083,542
Ooma, Inc.
(a)(b)
..................... 537,328 8,043,800
Radius Global Infrastructure, Inc.
(a)(b)
...... 1,932,193 28,789,676
275,761,008
Electric Utilities — 0.8%
ALLETE, Inc. ..................... 1,317,547 76,378,200
Genie Energy Ltd., Class B ............ 411,658 5,820,844
MGE Energy, Inc. ................... 835,380 66,086,912
Otter Tail Corp. .................... 938,365 74,093,300
PNM Resources, Inc. ................ 1,952,410 88,053,691
Portland General Electric Co. ........... 2,207,463 103,375,492
413,808,439
Electrical Equipment — 1.7%
374Water, Inc.
(a)(b)
.................. 1,237,504 2,957,635
Allied Motion Technologies, Inc.
(b)
........ 309,605 12,365,624
Amprius Technologies, Inc.
(a)(b)
.......... 118,529 851,038
Array Technologies, Inc.
(a)(b)
............ 3,430,882 77,537,933
Atkore, Inc.
(a)(b)
..................... 902,819 140,785,595
Babcock & Wilcox Enterprises, Inc.
(a)(b)
..... 1,372,874 8,099,957
Blink Charging Co.
(a)(b)
................ 1,133,105 6,787,299
Bloom Energy Corp., Class A
(a)(b)
........ 4,397,465 71,898,553
Dragonfly Energy Holdings Corp.
(a)(b)
...... 477,363 706,497
Encore Wire Corp.
(b)
................. 379,842 70,624,023
Energy Vault Holdings, Inc.
(a)(b)
.......... 2,312,291 6,312,554
EnerSys
(b)
........................ 939,343 101,937,502
Enovix Corp.
(a)(b)
.................... 3,126,075 56,394,393
Eos Energy Enterprises, Inc., Class A
(a)(b)
... 2,481,572 10,770,023
ESS Tech, Inc.
(a)(b)
.................. 2,198,449 3,231,720
Fluence Energy, Inc., Class A
(a)(b)
........ 898,333 23,931,591
FTC Solar, Inc.
(a)(b)
.................. 1,528,552 4,921,937
FuelCell Energy, Inc.
(a)(b)
.............. 9,384,114 20,269,686
GrafTech International Ltd.
(b)
........... 4,489,586 22,627,513
LSI Industries, Inc. .................. 549,120 6,896,947
NEXTracker, Inc., Class A
(a)(b)
........... 705,514 28,086,512
NuScale Power Corp., Class A
(a)(b)
........ 1,212,002 8,241,614
Powell Industries, Inc.
(b)
.............. 207,455 12,569,699
Preformed Line Products Co. ........... 55,790 8,708,819
SES AI Corp., Class A
(a)(b)
............. 2,921,828 7,129,260
Shoals Technologies Group, Inc., Class A
(a)(b)
3,899,069 99,660,204
SKYX Platforms Corp.
(a)(b)
............. 1,153,923 3,069,435
Stem, Inc.
(a)(b)
..................... 3,302,246 18,888,847
SunPower Corp.
(a)(b)
................. 2,000,371 19,603,636
Thermon Group Holdings, Inc.
(a)(b)
........ 748,093 19,899,274
TPI Composites, Inc.
(a)(b)
.............. 965,783 10,015,170
Security
Shares
Shares Value
Electrical Equipment (continued)
Vicor Corp.
(a)(b)
..................... 506,209 $ 27,335,286
913,115,776
Electronic Equipment, Instruments & Components — 2.8%
908 Devices, Inc.
(a)(b)
................. 501,582 3,440,852
Advanced Energy Industries, Inc.
(b)
....... 857,055 95,518,780
Aeva Technologies, Inc.
(a)(b)
............ 2,130,139 2,662,674
Akoustis Technologies, Inc.
(a)(b)
.......... 1,620,209 5,152,265
Arlo Technologies, Inc.
(a)(b)
............. 1,962,793 21,414,072
Badger Meter, Inc.
(b)
................. 666,316 98,321,589
Bel Fuse, Inc., Class B, NVS ........... 238,079 13,668,115
Belden, Inc.
(b)
..................... 965,744 92,373,414
Benchmark Electronics, Inc. ........... 812,782 20,994,159
Climb Global Solutions, Inc. ............ 89,405 4,278,923
CTS Corp. ....................... 703,967 30,010,113
Daktronics, Inc.
(a)
................... 839,261 5,371,270
ePlus, Inc.
(a)(b)
..................... 612,473 34,482,230
Evolv Technologies Holdings, Inc.
(a)(b)
..... 2,540,352 15,242,112
Fabrinet
(a)
........................ 838,075 108,849,181
FARO Technologies, Inc.
(a)(b)
........... 471,413 7,636,891
Insight Enterprises, Inc.
(a)(b)
............ 654,328 95,754,360
Iteris, Inc.
(a)(b)
...................... 755,588 2,992,128
Itron, Inc.
(a)
....................... 1,037,735 74,820,693
Kimball Electronics, Inc.
(a)(b)
............ 530,271 14,651,388
Knowles Corp.
(a)(b)
.................. 2,081,943 37,599,891
Lightwave Logic, Inc.
(a)(b)
.............. 2,636,808 18,378,552
Luna Innovations, Inc.
(a)(b)
............. 702,210 6,404,155
Methode Electronics, Inc. ............. 795,391 26,661,506
MicroVision, Inc.
(a)(b)
................. 4,034,349 18,477,318
Mirion Technologies, Inc., Class A
(a)(b)
..... 4,529,145 38,271,275
Napco Security Technologies, Inc.
(b)
...... 710,320 24,612,588
nLight, Inc.
(a)(b)
..................... 1,006,004 15,512,582
Novanta, Inc.
(a)(b)
................... 813,689 149,800,145
OSI Systems, Inc.
(a)(b)
................ 359,789 42,393,938
PAR Technology Corp.
(a)(b)
............. 609,545 20,072,317
PC Connection, Inc. ................. 264,709 11,938,376
Plexus Corp.
(a)
..................... 626,857 61,582,432
Presto Automation, Inc.
(a)(b)
............ 119,312 622,809
Richardson Electronics Ltd. ............ 267,152 4,408,008
Rogers Corp.
(a)(b)
................... 393,021 63,641,891
Sanmina Corp.
(a)
................... 1,298,749 78,275,602
ScanSource, Inc.
(a)(b)
................. 595,291 17,596,802
SmartRent, Inc., Class A
(a)(b)
............ 4,250,188 16,278,220
Tingo Group, Inc.
(a)(b)
................. 2,593,601 3,138,257
TTM Technologies, Inc.
(a)
.............. 2,305,905 32,052,079
Vishay Intertechnology, Inc. ............ 2,918,346 85,799,372
Vishay Precision Group, Inc.
(a)(b)
......... 270,365 10,044,060
1,531,197,384
Energy Equipment & Services — 2.3%
Archrock, Inc. ..................... 3,154,114 32,329,669
Atlas Energy Solutions, Inc., Class A
(b)
..... 371,719 6,453,042
Borr Drilling Ltd.
(a)(b)
................. 5,196,133 39,126,881
Bristow Group, Inc.
(a)(b)
............... 536,320 15,408,474
Cactus, Inc., Class A ................ 1,479,417 62,608,927
ChampionX Corp. .................. 4,542,272 140,992,123
Core Laboratories, Inc. ............... 1,071,847 24,920,443
Diamond Offshore Drilling, Inc.
(a)(b)
....... 2,311,020 32,908,925
DMC Global, Inc.
(a)
.................. 435,501 7,734,498
Dril-Quip, Inc.
(a)(b)
................... 768,985 17,894,281
Expro Group Holdings NV
(a)(b)
........... 2,012,270 35,657,424
Forum Energy Technologies, Inc.
(a)(b)
...... 193,146 4,942,606
Helix Energy Solutions Group, Inc.
(a)
...... 3,259,749 24,056,948
Helmerich & Payne, Inc. .............. 2,307,960 81,817,182
KLX Energy Services Holdings, Inc.
(a)(b)
.... 269,912 2,626,244

Schedule of Investments
(unaudited) (continued)
June 30, 2023
iShares
®
Russell 2000 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Energy Equipment & Services (continued)
Liberty Energy, Inc., Class A ........... 3,886,674 $ 51,964,831
Mammoth Energy Services, Inc.
(a)
........ 460,847 2,225,891
Nabors Industries Ltd.
(a)
.............. 215,067 20,007,683
Newpark Resources, Inc.
(a)
............ 1,799,045 9,409,005
NexTier Oilfield Solutions, Inc.
(a)(b)
........ 4,442,940 39,719,884
Noble Corp. plc
(a)(b)
.................. 2,440,773 100,828,333
Oceaneering International, Inc.
(a)
........ 2,287,931 42,784,310
Oil States International, Inc.
(a)(b)
......... 1,472,420 10,998,977
Patterson-UTI Energy, Inc. ............ 4,765,670 57,045,070
ProFrac Holding Corp., Class A
(a)(b)
....... 565,878 6,315,198
ProPetro Holding Corp.
(a)(b)
............ 2,277,135 18,763,592
Ranger Energy Services, Inc.
(a)(b)
........ 262,421 2,687,191
RPC, Inc.
(b)
....................... 1,890,491 13,517,011
SEACOR Marine Holdings, Inc.
(a)(b)
....... 496,129 5,670,754
Seadrill Ltd.
(a)
..................... 1,129,373 46,609,224
Select Water Solutions, Inc., Class A ...... 1,899,382 15,384,994
Solaris Oilfield Infrastructure, Inc., Class A .. 741,313 6,175,137
TETRA Technologies, Inc.
(a)(b)
........... 2,831,216 9,569,510
Tidewater, Inc.
(a)(b)
.................. 1,076,240 59,666,746
US Silica Holdings, Inc.
(a)(b)
............ 1,701,799 20,642,822
Valaris Ltd.
(a)
...................... 1,393,497 87,692,766
Weatherford International plc
(a)
.......... 1,614,741 107,251,097
1,264,407,693
Entertainment — 0.4%
Cinemark Holdings, Inc.
(a)(b)
............ 2,507,570 41,374,905
IMAX Corp.
(a)
..................... 1,030,777 17,512,901
Liberty Media Corp.-Liberty Braves, Class A
(a)(b)
250,346 10,244,158
Liberty Media Corp.-Liberty Braves, Class C,
NVS
(a)(b)
....................... 860,000 34,073,200
Lions Gate Entertainment Corp., Class A
(a)(b)
. 1,350,262 11,922,813
Lions Gate Entertainment Corp., Class B,
NVS
(a)(b)
....................... 2,611,728 21,807,929
Loop Media, Inc.
(a)(b)
................. 768,210 1,836,022
Madison Square Garden Entertainment Corp.
(a)
(b)
........................... 985,732 33,140,310
Marcus Corp. (The)
(b)
................ 548,605 8,135,812
Playstudios, Inc., Class A
(a)(b)
........... 1,924,470 9,449,148
Reservoir Media, Inc.
(a)(b)
.............. 447,461 2,693,715
Sphere Entertainment Co., Class A
(a)(b)
..... 602,614 16,505,598
Vivid Seats, Inc., Class A
(a)(b)
........... 581,027 4,601,734
213,298,245
Financial Services — 2.1%
Acacia Research Corp.
(a)(b)
............. 816,642 3,397,231
Alerus Financial Corp. ............... 435,330 7,827,233
A-Mark Precious Metals, Inc. ........... 431,075 16,137,293
AvidXchange Holdings, Inc.
(a)
........... 3,424,062 35,541,764
Banco Latinoamericano de Comercio Exterior
SA, Class E .................... 619,766 13,672,038
Cannae Holdings, Inc.
(a)(b)
............. 1,688,396 34,122,483
Cantaloupe, Inc.
(a)
.................. 1,346,368 10,717,089
Cass Information Systems, Inc. ......... 318,541 12,353,020
Compass Diversified Holdings .......... 1,480,897 32,120,656
Enact Holdings, Inc. ................. 689,306 17,322,260
Essent Group Ltd. .................. 2,438,533 114,123,344
EVERTEC, Inc. .................... 1,494,550 55,044,276
Federal Agricultural Mortgage Corp., Class C,
NVS ......................... 208,076 29,908,844
Finance of America Cos., Inc., Class A
(a)(b)
.. 1,076,825 2,056,736
Flywire Corp.
(a)(b)
................... 2,190,764 68,001,315
Home Point Capital, Inc.
(a)
............. 284,563 660,186
I3 Verticals, Inc., Class A
(a)(b)
........... 515,291 11,779,552
International Money Express, Inc.
(a)(b)
...... 702,894 17,241,990
Jackson Financial, Inc., Class A ......... 1,868,056 57,181,194
Marqeta, Inc., Class A
(a)(b)
............. 11,244,741 54,761,889
Security
Shares
Shares Value
Financial Services (continued)
Merchants Bancorp ................. 382,404 $ 9,781,894
Mr Cooper Group, Inc.
(a)(b)
............. 1,518,400 76,891,776
NewtekOne, Inc.
(b)
.................. 555,192 8,827,553
NMI Holdings, Inc., Class A
(a)(b)
.......... 1,874,077 48,388,668
Ocwen Financial Corp.
(a)
.............. 146,839 4,400,765
Pagseguro Digital Ltd., Class A
(a)
........ 4,522,912 42,696,289
Payoneer Global, Inc.
(a)
............... 5,635,132 27,104,985
Paysafe Ltd.
(a)
..................... 759,532 7,663,678
Paysign, Inc.
(a)
..................... 602,779 1,476,808
PennyMac Financial Services, Inc. ....... 596,017 41,905,955
Priority Technology Holdings, Inc.
(a)
....... 145,807 527,821
Radian Group, Inc. .................. 3,296,667 83,339,742
Remitly Global, Inc.
(a)(b)
............... 1,930,445 36,330,975
Repay Holdings Corp., Class A
(a)(b)
....... 1,887,263 14,777,269
Security National Financial Corp., Class A
(a)
. 218,603 1,939,009
StoneCo Ltd., Class A
(a)
.............. 6,625,566 84,409,711
SWK Holdings Corp.
(a)(b)
.............. 38,094 637,694
Velocity Financial, Inc.
(a)(b)
............. 207,825 2,396,222
Walker & Dunlop, Inc. ................ 738,231 58,386,690
Waterstone Financial, Inc. ............. 473,926 6,867,188
1,152,721,085
Food Products — 1.2%
Alico, Inc. ........................ 170,972 4,352,947
B&G Foods, Inc. ................... 1,635,468 22,765,714
Benson Hill, Inc.
(a)(b)
................. 3,950,089 5,135,116
Beyond Meat, Inc.
(a)(b)
................ 1,377,770 17,883,455
BRC, Inc., Class A
(a)(b)
................ 865,607 4,466,532
Calavo Growers, Inc. ................ 396,446 11,504,863
Cal-Maine Foods, Inc. ................ 863,695 38,866,275
Dole plc
(b)
........................ 1,612,123 21,795,903
Forafric Global plc
(a)
................. 47,223 518,036
Fresh Del Monte Produce, Inc. .......... 767,935 19,743,609
Hain Celestial Group, Inc. (The)
(a)(b)
....... 2,041,823 25,543,206
Hostess Brands, Inc., Class A
(a)
......... 2,980,287 75,460,867
J & J Snack Foods Corp. .............. 341,206 54,033,382
John B Sanfilippo & Son, Inc. ........... 204,022 23,925,660
Lancaster Colony Corp. .............. 442,749 89,032,396
Limoneira Co. ..................... 336,591 5,237,356
Local Bounti Corp.
(a)(b)
................ 1 3
Mission Produce, Inc.
(a)(b)
.............. 1,087,324 13,178,367
Seneca Foods Corp., Class A
(a)
......... 109,113 3,565,813
Simply Good Foods Co. (The)
(a)
......... 2,055,539 75,212,172
Sovos Brands, Inc.
(a)(b)
............... 890,954 17,427,060
SunOpta, Inc.
(a)(b)
................... 2,076,533 13,892,006
TreeHouse Foods, Inc.
(a)(b)
............. 1,166,950 58,790,941
Utz Brands, Inc., Class A
(b)
............ 1,603,839 26,238,806
Vital Farms, Inc.
(a)(b)
................. 689,043 8,261,625
Westrock Coffee Co.
(a)(b)
.............. 632,230 6,872,340
643,704,450
Gas Utilities — 1.0%
Brookfield Infrastructure Corp., Class A
(b)
... 2,241,429 102,164,334
Chesapeake Utilities Corp. ............ 395,729 47,091,751
New Jersey Resources Corp. ........... 2,229,773 105,245,286
Northwest Natural Holding Co. .......... 830,710 35,762,065
ONE Gas, Inc. ..................... 1,258,643 96,676,369
RGC Resources, Inc. ................ 153,152 3,067,634
Southwest Gas Holdings, Inc. .......... 1,421,763 90,495,215
Spire, Inc. ........................ 1,174,809 74,529,883
555,032,537
Ground Transportation — 0.5%
ArcBest Corp. ..................... 550,742 54,413,310
Bird Global, Inc., Class A
(a)
............ 2 4
Covenant Logistics Group, Inc., Class A .... 192,676 8,444,989

Schedule of Investments
(unaudited) (continued)
June 30, 2023
iShares
®
Russell 2000 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Ground Transportation (continued)
Daseke, Inc.
(a)
..................... 951,172 $ 6,781,856
FTAI Infrastructure, Inc. ............... 2,066,530 7,625,496
Heartland Express, Inc.
(b)
............. 1,008,057 16,542,215
Marten Transport Ltd. ................ 1,314,888 28,270,092
PAM Transportation Services, Inc.
(a)
...... 154,680 4,140,784
RXO, Inc.
(a)
....................... 2,663,533 60,382,293
TuSimple Holdings, Inc., Class A
(a)(b)
...... 3,903,518 6,479,840
Universal Logistics Holdings, Inc. ........ 155,939 4,492,602
US Xpress Enterprises, Inc., Class A
(a)
..... 711,999 4,371,674
Werner Enterprises, Inc. .............. 1,429,317 63,147,225
265,092,380
Health Care Equipment & Supplies — 3.5%
Accuray, Inc.
(a)
..................... 2,081,012 8,053,516
Alphatec Holdings, Inc.
(a)(b)
............. 1,749,931 31,463,759
AngioDynamics, Inc.
(a)
............... 854,839 8,915,971
Artivion, Inc.
(a)(b)
.................... 901,624 15,498,917
AtriCure, Inc.
(a)(b)
................... 1,057,447 52,195,584
Atrion Corp. ...................... 30,507 17,257,810
Avanos Medical, Inc.
(a)(b)
.............. 1,060,100 27,096,156
AxoGen, Inc.
(a)
..................... 925,001 8,445,259
Axonics, Inc.
(a)(b)
.................... 1,119,049 56,478,403
Beyond Air, Inc.
(a)(b)
.................. 611,597 2,605,403
Butterfly Network, Inc., Class A
(a)(b)
....... 3,239,103 7,449,937
Cerus Corp.
(a)(b)
.................... 4,126,463 10,151,099
ClearPoint Neuro, Inc.
(a)(b)
............. 470,422 3,405,855
CONMED Corp.
(b)
.................. 699,320 95,030,595
Cutera, Inc.
(a)(b)
.................... 393,900 5,959,707
CVRx, Inc.
(a)(b)
..................... 252,228 3,894,400
Embecta Corp. .................... 1,309,034 28,275,134
Figs, Inc., Class A
(a)(b)
................ 2,918,880 24,139,138
Glaukos Corp.
(a)
.................... 1,061,920 75,619,323
Haemonetics Corp.
(a)(b)
............... 1,133,194 96,480,137
Inari Medical, Inc.
(a)(b)
................ 1,174,100 68,262,174
Inmode Ltd.
(a)(b)
.................... 1,764,410 65,900,714
Inogen, Inc.
(a)(b)
.................... 554,319 6,402,384
Integer Holdings Corp.
(a)(b)
............. 751,870 66,623,201
iRadimed Corp. .................... 157,013 7,495,801
iRhythm Technologies, Inc.
(a)(b)
.......... 696,850 72,695,392
KORU Medical Systems, Inc.
(a)
.......... 560,321 1,933,108
Lantheus Holdings, Inc.
(a)(b)
............ 1,540,275 129,259,878
LeMaitre Vascular, Inc. ............... 444,909 29,933,478
LivaNova plc
(a)
..................... 1,240,866 63,817,738
Merit Medical Systems, Inc.
(a)(b)
.......... 1,282,941 107,305,185
Nano-X Imaging Ltd.
(a)(b)
.............. 1,052,025 16,295,867
Neogen Corp.
(a)(b)
................... 4,967,110 108,034,643
Nevro Corp.
(a)(b)
.................... 813,669 20,683,466
NuVasive, Inc.
(a)(b)
................... 1,200,412 49,925,135
Omnicell, Inc.
(a)(b)
................... 1,022,834 75,352,181
OraSure Technologies, Inc.
(a)(b)
.......... 1,676,154 8,397,532
Orchestra BioMed Holdings, Inc.
(a)
....... 62,234 435,638
Orthofix Medical, Inc.
(a)
............... 802,630 14,495,498
OrthoPediatrics Corp.
(a)(b)
.............. 356,165 15,617,835
Outset Medical, Inc.
(a)(b)
............... 1,124,789 24,599,135
Paragon 28, Inc.
(a)
.................. 1,006,645 17,857,882
PROCEPT BioRobotics Corp.
(a)(b)
........ 822,928 29,090,505
Pulmonx Corp.
(a)(b)
.................. 839,827 11,010,132
Pulse Biosciences, Inc.
(a)(b)
............. 323,448 2,325,591
RxSight, Inc.
(a)(b)
.................... 618,881 17,823,773
Sanara Medtech, Inc.
(a)(b)
.............. 78,192 3,135,499
Semler Scientific, Inc.
(a)
............... 101,897 2,673,777
SI-BONE, Inc.
(a)(b)
................... 789,859 21,310,396
Sight Sciences, Inc.
(a)(b)
............... 480,589 3,979,277
Silk Road Medical, Inc.
(a)(b)
............. 875,864 28,456,821
STAAR Surgical Co.
(a)(b)
............... 1,106,165 58,151,094
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
Surmodics, Inc.
(a)(b)
.................. 319,750 $ 10,011,373
Tactile Systems Technology, Inc.
(a)
....... 527,986 13,162,691
Tela Bio, Inc.
(a)(b)
.................... 332,022 3,363,383
TransMedics Group, Inc.
(a)(b)
............ 718,478 60,337,782
Treace Medical Concepts, Inc.
(a)(b)
........ 1,017,706 26,032,920
UFP Technologies, Inc.
(a)(b)
............. 160,476 31,108,273
Utah Medical Products, Inc. ............ 70,570 6,577,124
Varex Imaging Corp.
(a)(b)
.............. 864,646 20,379,706
Vicarious Surgical, Inc., Class A
(a)(b)
....... 1,527,634 2,795,570
ViewRay, Inc.
(a)(b)
................... 3,328,749 1,172,385
Zimvie, Inc.
(a)
...................... 594,574 6,677,066
Zynex, Inc.
(a)(b)
..................... 445,837 4,275,577
1,913,590,683
Health Care Providers & Services — 2.8%
23andMe Holding Co., Class A
(a)(b)
....... 6,071,828 10,625,699
Accolade, Inc.
(a)(b)
................... 1,517,144 20,435,930
AdaptHealth Corp.
(a)(b)
................ 1,669,270 20,315,016
Addus HomeCare Corp.
(a)
............. 354,806 32,890,516
Agiliti, Inc.
(a)(b)
..................... 669,184 11,041,536
AirSculpt Technologies, Inc.
(b)
........... 269,059 2,319,289
Alignment Healthcare, Inc.
(a)
........... 1,974,892 11,355,629
AMN Healthcare Services, Inc.
(a)(b)
....... 921,176 100,518,725
Apollo Medical Holdings, Inc.
(a)(b)
......... 969,896 30,648,714
ATI Physical Therapy, Inc.
(a)
............ 1 9
Aveanna Healthcare Holdings, Inc.
(a)(b)
..... 1,141,487 1,929,113
Brookdale Senior Living, Inc.
(a)(b)
......... 3,925,606 16,566,057
Cano Health, Inc., Class A
(a)(b)
.......... 5,477,687 7,613,985
CareMax, Inc., Class A
(a)(b)
............. 1,779,540 5,534,369
Castle Biosciences, Inc.
(a)
............. 570,673 7,829,634
Community Health Systems, Inc.
(a)(b)
...... 2,890,379 12,717,668
CorVel Corp.
(a)(b)
.................... 194,525 37,640,587
Cross Country Healthcare, Inc.
(a)(b)
....... 814,386 22,867,959
DocGo, Inc.
(a)(b)
.................... 1,775,246 16,634,055
Enhabit, Inc.
(a)(b)
.................... 1,140,667 13,117,671
Ensign Group, Inc. (The)
(b)
............. 1,234,977 117,890,904
Fulgent Genetics, Inc.
(a)(b)
............. 467,277 17,303,267
Guardant Health, Inc.
(a)(b)
.............. 2,529,994 90,573,785
HealthEquity, Inc.
(a)(b)
................ 1,911,570 120,696,530
Hims & Hers Health, Inc., Class A
(a)(b)
..... 2,782,068 26,151,439
InfuSystem Holdings, Inc.
(a)
............ 340,010 3,274,296
Innovage Holding Corp.
(a)(b)
............ 437,241 3,279,307
Invitae Corp.
(a)(b)
.................... 6,159,341 6,960,055
Joint Corp. (The)
(a)
.................. 331,698 4,477,923
LifeStance Health Group, Inc.
(a)(b)
........ 2,417,760 22,074,149
ModivCare, Inc.
(a)
................... 293,807 13,283,014
National HealthCare Corp. ............. 277,790 17,172,978
National Research Corp. .............. 335,457 14,595,734
NeoGenomics, Inc.
(a)(b)
............... 2,899,808 46,599,915
OPKO Health, Inc.
(a)(b)
................ 9,323,601 20,232,214
Option Care Health, Inc.
(a)(b)
............ 3,862,344 125,487,557
Owens & Minor, Inc.
(a)
................ 1,692,710 32,229,198
P3 Health Partners, Inc., Class A
(a)(b)
...... 930,329 2,781,684
Patterson Cos., Inc. ................. 2,010,507 66,869,463
Pediatrix Medical Group, Inc.
(a)(b)
......... 1,920,518 27,290,561
Pennant Group, Inc. (The)
(a)
............ 671,375 8,244,485
PetIQ, Inc., Class A
(a)
................ 633,572 9,611,287
Privia Health Group, Inc.
(a)(b)
............ 1,551,065 40,498,307
Progyny, Inc.
(a)(b)
................... 1,774,121 69,793,920
Quipt Home Medical Corp.
(a)(b)
.......... 780,847 4,169,723
RadNet, Inc.
(a)
..................... 1,128,340 36,806,451
Select Medical Holdings Corp. .......... 2,357,979 75,125,211
Surgery Partners, Inc.
(a)(b)
............. 1,541,616 69,357,304
US Physical Therapy, Inc. ............. 295,113 35,823,767

Schedule of Investments
(unaudited) (continued)
June 30, 2023
iShares
®
Russell 2000 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Health Care Providers & Services (continued)
Viemed Healthcare, Inc.
(a)
............. 660,964 $ 6,464,228
1,517,720,817
Health Care REITs — 0.6%
CareTrust REIT, Inc. ................. 2,345,559 46,582,802
Community Healthcare Trust, Inc. ........ 596,170 19,685,533
Diversified Healthcare Trust ............ 5,624,187 12,654,421
Global Medical REIT, Inc. ............. 1,575,777 14,386,844
LTC Properties, Inc. ................. 987,639 32,611,840
National Health Investors, Inc. .......... 972,293 50,967,599
Physicians Realty Trust ............... 5,539,978 77,504,292
Sabra Health Care REIT, Inc. ........... 5,399,284 63,549,573
Universal Health Realty Income Trust ..... 326,888 15,553,331
333,496,235
Health Care Technology — 0.6%
American Well Corp., Class A
(a)(b)
........ 5,618,906 11,799,703
Babylon Holdings Ltd., Class A
(a)(b)
....... 686,369 49,762
Computer Programs & Systems, Inc.
(a)
..... 308,377 7,613,828
Definitive Healthcare Corp., Class A
(a)(b)
.... 1,063,342 11,696,762
Evolent Health, Inc., Class A
(a)(b)
......... 2,500,949 75,778,755
Health Catalyst, Inc.
(a)(b)
............... 1,282,425 16,030,312
HealthStream, Inc. .................. 539,368 13,246,878
Multiplan Corp., Class A
(a)(b)
............ 8,739,452 18,440,244
NextGen Healthcare, Inc.
(a)
............ 1,263,809 20,498,982
OptimizeRx Corp.
(a)
................. 395,604 5,653,181
Phreesia, Inc.
(a)(b)
................... 1,163,916 36,093,035
Schrodinger, Inc.
(a)(b)
................. 1,238,243 61,813,090
Sharecare, Inc., Class A
(a)(b)
............ 7,095,438 12,417,016
Simulations Plus, Inc.
(b)
............... 362,215 15,694,776
Veradigm, Inc.
(a)(b)
................... 2,434,771 30,678,115
337,504,439
Hotel & Resort REITs — 0.8%
Apple Hospitality REIT, Inc. ............ 4,990,206 75,402,013
Braemar Hotels & Resorts, Inc. ......... 1,558,468 6,265,041
Chatham Lodging Trust
(b)
............. 1,086,711 10,171,615
DiamondRock Hospitality Co. ........... 4,767,746 38,189,645
Hersha Hospitality Trust, Class A ........ 837,680 5,101,471
Pebblebrook Hotel Trust
(b)
............. 2,719,425 37,908,785
RLJ Lodging Trust .................. 3,706,500 38,065,755
Ryman Hospitality Properties, Inc. ....... 1,320,809 122,729,572
Service Properties Trust .............. 3,734,121 32,449,512
Summit Hotel Properties, Inc. ........... 2,467,094 16,060,782
Sunstone Hotel Investors, Inc. .......... 4,801,820 48,594,418
Xenia Hotels & Resorts, Inc. ........... 2,394,786 29,479,816
460,418,425
Hotels, Restaurants & Leisure — 2.4%
Accel Entertainment, Inc., Class A
(a)(b)
..... 1,223,254 12,917,562
Bally's Corp.
(a)(b)
.................... 709,644 11,042,061
Biglari Holdings, Inc., Class B, NVS
(a)
..... 16,445 3,241,967
BJ's Restaurants, Inc.
(a)
............... 525,105 16,698,339
Bloomin' Brands, Inc. ................ 2,003,188 53,865,725
Bluegreen Vacations Holding Corp. ....... 249,708 8,902,090
Bowlero Corp., Class A
(a)(b)
............. 662,838 7,715,434
Brinker International, Inc.
(a)(b)
........... 1,000,096 36,603,514
Carrols Restaurant Group, Inc.
(a)
......... 775,085 3,906,428
Century Casinos, Inc.
(a)
............... 584,031 4,146,620
Cheesecake Factory, Inc. (The)
(b)
........ 1,113,437 38,502,651
Chuy's Holdings, Inc.
(a)(b)
.............. 407,850 16,648,437
Cracker Barrel Old Country Store, Inc. ..... 502,233 46,798,071
Dave & Buster's Entertainment, Inc.
(a)
..... 990,023 44,115,425
Denny's Corp.
(a)
.................... 1,240,780 15,286,410
Dine Brands Global, Inc. .............. 362,429 21,031,755
El Pollo Loco Holdings, Inc. ............ 612,784 5,374,116
Security
Shares
Shares Value
Hotels, Restaurants & Leisure (continued)
Everi Holdings, Inc.
(a)(b)
............... 1,932,752 $ 27,947,594
Fiesta Restaurant Group, Inc.
(a)
......... 311,359 2,472,190
First Watch Restaurant Group, Inc.
(a)(b)
..... 314,493 5,314,932
Full House Resorts, Inc.
(a)(b)
............ 726,349 4,866,538
Global Business Travel Group I, Class C
(a)(b)
. 665,392 4,810,784
Golden Entertainment, Inc.
(a)
........... 456,297 19,073,215
Hilton Grand Vacations, Inc.
(a)(b)
......... 1,849,415 84,037,418
Inspired Entertainment, Inc.
(a)
........... 484,357 7,124,891
International Game Technology plc ....... 2,477,924 79,020,996
Jack in the Box, Inc. ................. 472,269 46,060,396
Krispy Kreme, Inc.
(b)
................. 1,973,222 29,065,560
Kura Sushi USA, Inc., Class A
(a)(b)
........ 134,229 12,476,585
Life Time Group Holdings, Inc.
(a)(b)
........ 1,016,000 19,984,720
Light & Wonder, Inc., Class A
(a)(b)
........ 2,081,116 143,097,536
Lindblad Expeditions Holdings, Inc.
(a)(b)
.... 806,603 8,775,841
Monarch Casino & Resort, Inc. .......... 303,004 21,346,632
Mondee Holdings, Inc., Class A
(a)(b)
....... 1,007,861 8,980,041
Nathan's Famous, Inc. ............... 49,330 3,874,378
Noodles & Co., Class A
(a)(b)
............ 952,105 3,218,115
ONE Group Hospitality, Inc. (The)
(a)(b)
..... 475,805 3,482,893
Papa John's International, Inc. .......... 798,424 58,947,644
PlayAGS, Inc.
(a)
.................... 818,224 4,622,966
Portillo's, Inc., Class A
(a)(b)
............. 967,536 21,798,586
Potbelly Corp.
(a)(b)
................... 535,368 4,700,531
RCI Hospitality Holdings, Inc.
(b)
.......... 195,560 14,860,604
Red Robin Gourmet Burgers, Inc.
(a)
....... 366,299 5,065,915
Red Rock Resorts, Inc., Class A ......... 1,090,020 50,991,136
Rush Street Interactive, Inc., Class A
(a)
.... 1,476,931 4,608,025
Sabre Corp.
(a)(b)
.................... 7,526,624 24,009,930
SeaWorld Entertainment, Inc.
(a)(b)
........ 908,417 50,880,436
Shake Shack, Inc., Class A
(a)(b)
.......... 859,333 66,787,361
Six Flags Entertainment Corp.
(a)
......... 1,653,314 42,953,098
Super Group SGHC Ltd.
(a)(b)
............ 2,951,838 8,560,330
Sweetgreen, Inc., Class A
(a)(b)
........... 2,217,658 28,430,376
Target Hospitality Corp.
(a)(b)
............ 703,616 9,442,527
Xponential Fitness, Inc., Class A
(a)(b)
...... 557,331 9,613,960
1,288,101,285
Household Durables — 2.2%
Beazer Homes USA, Inc.
(a)(b)
........... 658,131 18,618,526
Cavco Industries, Inc.
(a)(b)
.............. 197,152 58,159,840
Century Communities, Inc. ............ 648,480 49,686,538
Cricut, Inc., Class A
(b)
................ 1,092,177 13,324,559
Dream Finders Homes, Inc., Class A
(a)(b)
.... 544,915 13,399,460
Ethan Allen Interiors, Inc. ............. 506,414 14,321,388
GoPro, Inc., Class A
(a)(b)
............... 3,028,259 12,536,992
Green Brick Partners, Inc.
(a)
............ 596,150 33,861,320
Helen of Troy Ltd.
(a)(b)
................ 548,790 59,280,296
Hooker Furnishings Corp. ............. 222,504 4,151,925
Hovnanian Enterprises, Inc., Class A
(a)
..... 110,612 10,973,817
Installed Building Products, Inc. ......... 540,747 75,791,100
iRobot Corp.
(a)(b)
.................... 627,716 28,404,149
KB Home ........................ 1,693,468 87,569,230
Landsea Homes Corp.
(a)
.............. 284,310 2,655,455
La-Z-Boy, Inc. ..................... 968,980 27,751,587
Legacy Housing Corp.
(a)(b)
............. 194,689 4,514,838
LGI Homes, Inc.
(a)(b)
................. 473,730 63,901,440
Lovesac Co. (The)
(a)(b)
................ 325,275 8,766,161
M/I Homes, Inc.
(a)(b)
.................. 613,132 53,458,979
MDC Holdings, Inc. ................. 1,354,950 63,371,011
Meritage Homes Corp. ............... 825,517 117,446,304
Purple Innovation, Inc.
(b)
.............. 1,444,755 4,016,419
Skyline Champion Corp.
(a)(b)
............ 1,215,544 79,557,355
Snap One Holdings Corp.
(a)(b)
........... 410,372 4,780,834
Sonos, Inc.
(a)(b)
..................... 2,893,211 47,246,136

Schedule of Investments
(unaudited) (continued)
June 30, 2023
iShares
®
Russell 2000 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Household Durables (continued)
Taylor Morrison Home Corp.
(a)(b)
......... 2,387,647 $ 116,445,544
Traeger, Inc.
(a)(b)
.................... 819,350 3,482,237
Tri Pointe Homes, Inc.
(a)
.............. 2,223,291 73,057,342
United Homes Group, Inc., Class A
(a)(b)
..... 89,701 1,001,063
Vizio Holding Corp., Class A
(a)(b)
......... 1,725,079 11,644,283
VOXX International Corp., Class A
(a)(b)
..... 292,335 3,648,341
Vuzix Corp.
(a)(b)
.................... 1,425,195 7,268,494
1,174,092,963
Household Products — 0.3%
Central Garden & Pet Co.
(a)(b)
........... 214,121 8,301,471
Central Garden & Pet Co., Class A, NVS
(a)
.. 903,266 32,933,079
Energizer Holdings, Inc. .............. 1,642,759 55,163,847
Oil-Dri Corp. of America .............. 109,895 6,482,706
WD-40 Co.
(b)
...................... 307,056 57,926,114
160,807,217
Independent Power and Renewable Electricity Producers
— 0.3%
(b)
Altus Power, Inc., Class A
(a)
............ 1,544,317 8,339,312
Montauk Renewables, Inc.
(a)
........... 1,555,471 11,572,704
Ormat Technologies, Inc. .............. 1,220,051 98,165,304
Sunnova Energy International, Inc.
(a)
...... 2,299,603 42,105,731
160,183,051
Industrial Conglomerates — 0.0%
Brookfield Business Corp., Class A
(b)
...... 577,914 10,911,016
Industrial REITs — 0.4%
Innovative Industrial Properties, Inc. ...... 641,537 46,838,616
LXP Industrial Trust ................. 6,550,344 63,865,854
Plymouth Industrial REIT, Inc. .......... 984,331 22,659,300
Terreno Realty Corp. ................ 1,851,350 111,266,135
244,629,905
Insurance — 1.7%
Ambac Financial Group, Inc.
(a)(b)
......... 1,003,784 14,293,884
American Equity Investment Life Holding Co. 1,765,684 92,009,793
AMERISAFE, Inc. .................. 442,173 23,576,664
Argo Group International Holdings Ltd. .... 738,174 21,857,332
BRP Group, Inc., Class A
(a)(b)
........... 1,368,115 33,901,890
CNO Financial Group, Inc. ............. 2,676,387 63,350,080
Crawford & Co., Class A, NVS .......... 359,726 3,989,361
Donegal Group, Inc., Class A ........... 352,567 5,087,542
eHealth, Inc.
(a)(b)
.................... 596,860 4,798,754
Employers Holdings, Inc. .............. 590,334 22,084,395
Enstar Group Ltd.
(a)
................. 273,082 66,697,548
F&G Annuities & Life, Inc. ............. 421,956 10,456,070
Genworth Financial, Inc., Class A
(a)(b)
...... 10,067,609 50,338,045
GoHealth, Inc., Class A
(a)(b)
............ 86,140 1,697,819
Goosehead Insurance, Inc., Class A
(a)
..... 492,390 30,966,407
Greenlight Capital Re Ltd., Class A
(a)(b)
..... 568,429 5,988,399
HCI Group, Inc. .................... 152,098 9,396,614
Hippo Holdings, Inc.
(a)(b)
............... 273,324 4,518,046
Horace Mann Educators Corp. .......... 860,597 25,525,307
Investors Title Co. .................. 28,527 4,164,942
James River Group Holdings Ltd. ........ 796,590 14,545,733
Kingsway Financial Services, Inc.
(a)
....... 160,560 1,308,564
Lemonade, Inc.
(a)(b)
.................. 1,173,008 19,765,185
Maiden Holdings Ltd.
(a)
............... 1,388,028 2,914,859
MBIA, Inc.
(a)(b)
..................... 1,134,754 9,804,275
Mercury General Corp. ............... 640,003 19,372,891
National Western Life Group, Inc., Class A
(b)
. 51,339 21,334,435
NI Holdings, Inc.
(a)
.................. 195,448 2,902,403
Oscar Health, Inc., Class A
(a)(b)
.......... 3,561,604 28,706,528
Palomar Holdings, Inc.
(a)(b)
............. 559,140 32,452,486
ProAssurance Corp. ................. 1,159,638 17,498,937
Security
Shares
Shares Value
Insurance (continued)
Root, Inc., Class A
(a)(b)
................ 2 $ 18
Safety Insurance Group, Inc. ........... 308,961 22,158,683
Selective Insurance Group, Inc. ......... 1,373,205 131,759,020
Selectquote, Inc.
(a)(b)
................. 3,229,934 6,298,371
SiriusPoint Ltd.
(a)(b)
.................. 2,106,228 19,019,239
Skyward Specialty Insurance Group, Inc.
(a)(b)
. 253,369 6,435,573
Stewart Information Services Corp. ....... 561,686 23,107,762
Tiptree, Inc. ...................... 552,502 8,293,055
Trupanion, Inc.
(a)(b)
.................. 914,947 18,006,157
United Fire Group, Inc. ............... 473,906 10,738,710
United Insurance Holdings Corp.
(a)
....... 400,428 1,785,909
Universal Insurance Holdings, Inc. ....... 603,258 9,308,271
922,215,956
Interactive Media & Services — 0.7%
Bumble, Inc., Class A
(a)(b)
.............. 2,313,416 38,819,120
Cargurus, Inc., Class A
(a)(b)
............. 2,230,986 50,487,213
Cars.com, Inc.
(a)(b)
.................. 1,505,486 29,838,733
DHI Group, Inc.
(a)
................... 1,008,214 3,861,460
Eventbrite, Inc., Class A
(a)(b)
............ 1,797,862 17,169,582
EverQuote, Inc., Class A
(a)(b)
............ 466,805 3,034,232
fuboTV, Inc.
(a)(b)
.................... 4,737,719 9,854,456
Grindr, Inc.
(a)(b)
..................... 878,131 4,856,064
MediaAlpha, Inc., Class A
(a)(b)
........... 603,351 6,220,549
Nextdoor Holdings, Inc., Class A
(a)(b)
...... 3,392,246 11,058,722
Outbrain, Inc.
(a)(b)
................... 905,363 4,454,386
QuinStreet, Inc.
(a)(b)
.................. 1,170,266 10,333,449
Shutterstock, Inc. ................... 558,711 27,192,464
System1, Inc., Class A
(a)
.............. 534,409 2,404,841
TrueCar, Inc.
(a)(b)
.................... 1,995,139 4,509,014
Vimeo, Inc.
(a)
...................... 3,275,363 13,494,496
Yelp, Inc.
(a)
....................... 1,529,692 55,696,086
Ziff Davis, Inc.
(a)(b)
................... 1,068,700 74,873,122
ZipRecruiter, Inc., Class A
(a)(b)
........... 1,618,023 28,736,088
396,894,077
IT Services — 0.5%
BigBear.ai Holdings, Inc.
(a)(b)
............ 706,382 1,659,998
BigCommerce Holdings, Inc.
(a)(b)
......... 1,574,471 15,665,987
Brightcove, Inc.
(a)
................... 944,342 3,786,811
DigitalOcean Holdings, Inc.
(a)(b)
.......... 1,452,990 58,323,019
Fastly, Inc., Class A
(a)(b)
............... 2,705,417 42,664,426
Grid Dynamics Holdings, Inc., Class A
(a)(b)
.. 1,277,723 11,818,938
Hackett Group, Inc. (The) ............. 595,305 13,305,067
Information Services Group, Inc. ......... 818,911 4,389,363
Perficient, Inc.
(a)(b)
................... 781,558 65,127,228
Rackspace Technology, Inc.
(a)(b)
......... 1,966,872 5,349,892
Squarespace, Inc., Class A
(a)(b)
.......... 1,008,024 31,793,077
Thoughtworks Holding, Inc.
(a)(b)
.......... 2,150,279 16,234,606
Tucows, Inc., Class A
(a)(b)
.............. 230,603 6,396,927
Unisys Corp.
(a)(b)
.................... 1,565,433 6,230,423
282,745,762
Leisure Products — 0.5%
Acushnet Holdings Corp.
(b)
............ 705,929 38,600,198
AMMO, Inc.
(a)(b)
.................... 2,144,427 4,567,629
Clarus Corp.
(b)
..................... 646,085 5,905,217
Escalade, Inc.
(b)
.................... 160,233 2,139,111
Funko, Inc., Class A
(a)(b)
............... 782,917 8,471,162
JAKKS Pacific, Inc.
(a)
................ 155,033 3,096,009
Johnson Outdoors, Inc., Class A ......... 119,121 7,319,985
Latham Group, Inc.
(a)(b)
............... 934,060 3,465,363
Malibu Boats, Inc., Class A
(a)(b)
.......... 459,744 26,968,583
Marine Products Corp. ............... 180,827 3,048,743
MasterCraft Boat Holdings, Inc.
(a)(b)
....... 387,364 11,872,707
Smith & Wesson Brands, Inc. ........... 1,024,726 13,362,427

Schedule of Investments
(unaudited) (continued)
June 30, 2023
iShares
®
Russell 2000 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Leisure Products (continued)
Solo Brands, Inc., Class A
(a)(b)
........... 494,237 $ 2,797,381
Sturm Ruger & Co., Inc. .............. 388,517 20,575,860
Topgolf Callaway Brands Corp.
(a)(b)
....... 3,277,241 65,053,234
Vista Outdoor, Inc.
(a)(b)
................ 1,273,422 35,235,587
252,479,196
Life Sciences Tools & Services — 0.4%
Adaptive Biotechnologies Corp.
(a)(b)
....... 2,634,854 17,679,870
Akoya Biosciences, Inc.
(a)(b)
............ 432,010 3,192,554
BioLife Solutions, Inc.
(a)(b)
.............. 793,099 17,527,488
Codexis, Inc.
(a)(b)
................... 1,583,275 4,433,170
CryoPort, Inc.
(a)(b)
................... 992,911 17,127,715
Cytek Biosciences, Inc.
(a)(b)
............ 2,752,974 23,510,398
Harvard Bioscience, Inc.
(a)(b)
............ 816,196 4,480,916
MaxCyte, Inc.
(a)(b)
................... 2,026,241 9,300,446
Mesa Laboratories, Inc. .............. 115,921 14,895,849
NanoString Technologies, Inc.
(a)(b)
........ 1,137,504 4,606,891
Nautilus Biotechnology, Inc.
(a)(b)
......... 1,125,868 4,357,109
OmniAb Operations, Inc., 12.50 Earnout
Shares, NVS
(a)(d)
................. 130,676 1
OmniAb Operations, Inc., 15.00 Earnout
Shares, NVS
(a)(d)
................. 130,676 1
OmniAb, Inc.
(a)(b)
................... 2,109,991 10,613,255
Pacific Biosciences of California, Inc.
(a)(b)
... 5,722,283 76,106,364
Quanterix Corp.
(a)
................... 803,779 18,125,217
Quantum-Si, Inc., Class A
(a)
............ 2,285,314 4,090,712
Seer, Inc., Class A
(a)
................. 1,361,958 5,815,561
SomaLogic, Inc., Class A
(a)(b)
........... 3,525,440 8,143,766
244,007,283
Machinery — 3.8%
3D Systems Corp.
(a)(b)
................ 2,972,377 29,515,704
Alamo Group, Inc. .................. 228,583 42,038,699
Albany International Corp., Class A ....... 704,077 65,676,303
Astec Industries, Inc. ................ 523,242 23,776,116
Barnes Group, Inc. .................. 1,116,058 47,086,487
Berkshire Grey, Inc., Class A
(a)(b)
......... 1,569,917 2,213,583
Blue Bird Corp.
(a)
................... 399,364 8,977,703
Chart Industries, Inc.
(a)(b)
.............. 960,120 153,417,575
CIRCOR International, Inc.
(a)
........... 415,972 23,481,619
Columbus McKinnon Corp. ............ 645,648 26,245,591
Commercial Vehicle Group, Inc.
(a)
........ 724,168 8,038,265
Desktop Metal, Inc., Class A
(a)(b)
......... 6,450,158 11,416,780
Douglas Dynamics, Inc. .............. 512,510 15,313,799
Energy Recovery, Inc.
(a)(b)
............. 1,256,099 35,107,967
Enerpac Tool Group Corp., Class A
(b)
...... 1,303,895 35,205,165
EnPro Industries, Inc. ................ 477,832 63,804,907
ESCO Technologies, Inc. ............. 578,359 59,935,343
Federal Signal Corp. ................ 1,354,356 86,719,415
Franklin Electric Co., Inc. ............. 1,045,443 107,576,085
Gencor Industries, Inc.
(a)
.............. 178,161 2,775,748
Gorman-Rupp Co. (The) .............. 500,863 14,439,880
Greenbrier Cos., Inc. (The) ............ 725,773 31,280,816
Helios Technologies, Inc. .............. 747,690 49,414,832
Hillenbrand, Inc. ................... 1,562,721 80,136,333
Hillman Solutions Corp.
(a)(b)
............ 3,900,385 35,142,469
Hyliion Holdings Corp., Class A
(a)(b)
....... 3,429,592 5,727,419
Hyster-Yale Materials Handling, Inc. ...... 246,935 13,788,850
John Bean Technologies Corp.
(b)
......... 725,960 88,058,948
Kadant, Inc. ...................... 265,000 58,856,500
Kennametal, Inc. ................... 1,876,999 53,288,002
Lindsay Corp. ..................... 253,367 30,236,818
Luxfer Holdings plc ................. 598,606 8,518,163
Manitowoc Co., Inc. (The)
(a)(b)
........... 798,156 15,029,277
Mayville Engineering Co., Inc.
(a)(b)
........ 248,832 3,100,447
Security
Shares
Shares Value
Machinery (continued)
Microvast Holdings, Inc.
(a)(b)
............ 2,544,511 $ 4,071,218
Miller Industries, Inc. ................ 249,255 8,841,075
Mueller Industries, Inc. ............... 1,271,260 110,955,573
Mueller Water Products, Inc., Class A ..... 3,512,292 57,004,499
Nikola Corp.
(a)(b)
.................... 13,683,630 18,883,409
Omega Flex, Inc.
(b)
.................. 73,926 7,672,040
Park-Ohio Holdings Corp. ............. 177,807 3,378,333
Proterra, Inc.
(a)(b)
................... 5,206,469 6,247,763
Proto Labs, Inc.
(a)(b)
.................. 605,610 21,172,126
REV Group, Inc. ................... 743,514 9,858,996
Shyft Group, Inc. (The)
(b)
.............. 790,512 17,438,695
SPX Technologies, Inc.
(a)(b)
............. 997,129 84,726,051
Standex International Corp. ............ 266,590 37,714,487
Tennant Co. ...................... 417,441 33,858,639
Terex Corp. ....................... 1,536,153 91,908,034
Titan International, Inc.
(a)
.............. 1,210,967 13,901,901
Trinity Industries, Inc. ................ 1,857,563 47,757,945
Velo3D, Inc.
(a)(b)
.................... 2,052,242 4,432,843
Wabash National Corp.
(b)
.............. 1,076,860 27,610,690
Watts Water Technologies, Inc., Class A .... 620,995 114,095,411
2,056,871,336
Marine Transportation — 0.3%
Costamare, Inc. .................... 1,159,778 11,215,053
Eagle Bulk Shipping, Inc.
(b)
............ 315,490 15,156,140
Eneti, Inc. ........................ 576,179 6,977,528
Genco Shipping & Trading Ltd. .......... 982,231 13,780,701
Golden Ocean Group Ltd.
(b)
............ 2,814,197 21,247,187
Himalaya Shipping Ltd.
(a)
.............. 435,151 2,419,440
Matson, Inc. ...................... 811,703 63,093,674
Pangaea Logistics Solutions Ltd. ........ 699,081 4,732,778
Safe Bulkers, Inc. .................. 1,574,411 5,132,580
143,755,081
Media — 0.7%
Advantage Solutions, Inc., Class A
(a)(b)
..... 2,060,743 4,822,139
AMC Networks, Inc., Class A
(a)(b)
......... 719,867 8,602,411
Boston Omaha Corp., Class A
(a)(b)
........ 509,152 9,582,241
Cardlytics, Inc.
(a)(b)
.................. 824,667 5,211,895
Clear Channel Outdoor Holdings, Inc.
(a)(b)
... 8,500,928 11,646,271
Daily Journal Corp.
(a)
................ 27,933 8,080,458
Emerald Holding, Inc.
(a)(b)
.............. 318,251 1,304,829
Entravision Communications Corp., Class A . 1,337,738 5,872,670
EW Scripps Co. (The), Class A, NVS
(a)(b)
... 1,379,553 12,622,910
Gambling.com Group Ltd.
(a)
............ 222,695 2,280,397
Gannett Co., Inc.
(a)(b)
................. 3,369,255 7,580,824
Gray Television, Inc. ................. 1,958,810 15,435,423
iHeartMedia, Inc., Class A
(a)(b)
........... 2,479,825 9,026,563
Integral Ad Science Holding Corp.
(a)(b)
..... 853,473 15,345,444
John Wiley & Sons, Inc., Class A ........ 983,729 33,476,298
Magnite, Inc.
(a)(b)
.................... 3,047,413 41,597,187
PubMatic, Inc., Class A
(a)(b)
............. 996,336 18,213,022
Quotient Technology, Inc.
(a)
............ 2,097,341 8,053,789
Scholastic Corp., NVS ............... 647,384 25,176,764
Sinclair, Inc., Class A
(b)
............... 823,667 11,383,078
Stagwell, Inc., Class A
(a)(b)
............. 2,484,280 17,911,659
TechTarget, Inc.
(a)(b)
................. 606,085 18,867,426
TEGNA, Inc. ...................... 5,090,932 82,676,736
Thryv Holdings, Inc.
(a)(b)
............... 705,510 17,355,546
Townsquare Media, Inc., Class A ........ 227,169 2,705,583
Urban One, Inc., Class A
(a)
............. 187,390 1,122,466
Urban One, Inc., Class D, NVS
(a)(b)
....... 211,897 1,271,382
WideOpenWest, Inc.
(a)(b)
.............. 1,202,311 10,147,505
407,372,916

Schedule of Investments
(unaudited) (continued)
June 30, 2023
iShares
®
Russell 2000 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Metals & Mining — 1.8%
5E Advanced Materials, Inc.
(a)(b)
......... 964,456 $ 3,163,416
Alpha Metallurgical Resources, Inc.
(b)
..... 295,435 48,557,697
Arconic Corp.
(a)(b)
................... 2,242,129 66,322,176
ATI, Inc.
(a)(b)
....................... 2,938,458 129,967,997
Caledonia Mining Corp. plc ............ 290,176 3,371,845
Carpenter Technology Corp. ........... 1,098,927 61,682,772
Century Aluminum Co.
(a)(b)
............. 1,232,093 10,743,851
Coeur Mining, Inc.
(a)(b)
................ 7,226,591 20,523,518
Commercial Metals Co. ............... 2,650,445 139,572,434
Compass Minerals International, Inc. ...... 788,148 26,797,032
Constellium SE, Class A
(a)(b)
............ 2,879,105 49,520,606
Contango ORE, Inc.
(a)(b)
............... 66,496 1,694,318
Dakota Gold Corp.
(a)(b)
................ 1,188,616 3,470,759
Haynes International, Inc. ............. 283,215 14,392,986
Hecla Mining Co.
(b)
.................. 13,635,433 70,222,480
i-80 Gold Corp.
(a)
................... 4,092,875 9,208,969
Ivanhoe Electric, Inc.
(a)(b)
.............. 1,270,338 16,565,208
Kaiser Aluminum Corp. ............... 369,052 26,438,885
Materion Corp. .................... 466,315 53,253,173
Novagold Resources, Inc.
(a)(b)
........... 5,404,301 21,563,161
Olympic Steel, Inc. .................. 222,560 10,905,440
Perpetua Resources Corp.
(a)(b)
.......... 736,605 2,703,340
Piedmont Lithium, Inc.
(a)(b)
............. 409,154 23,612,277
PolyMet Mining Corp.
(a)
............... 961,846 759,858
Ramaco Resources, Inc., Class A
(b)
....... 508,106 4,288,415
Ramaco Resources, Inc., Class B, NVS
(a)(b)
. 101,356 1,075,387
Ryerson Holding Corp. ............... 519,971 22,556,342
Schnitzer Steel Industries, Inc., Class A .... 591,122 17,727,749
SunCoke Energy, Inc. ................ 1,911,112 15,040,451
TimkenSteel Corp.
(a)(b)
................ 989,212 21,337,303
Tredegar Corp. .................... 592,213 3,950,061
Warrior Met Coal, Inc. ................ 1,173,408 45,704,242
Worthington Industries, Inc. ............ 699,364 48,584,817
995,278,965
Mortgage Real Estate Investment Trusts (REITs) — 1.2%
AFC Gamma, Inc. .................. 366,345 4,560,995
Angel Oak Mortgage REIT, Inc.
(b)
........ 324,128 2,670,815
Apollo Commercial Real Estate Finance, Inc. 3,210,887 36,347,241
Arbor Realty Trust, Inc.
(b)
.............. 3,767,702 55,837,344
Ares Commercial Real Estate Corp. ...... 1,249,026 12,677,614
ARMOUR Residential REIT, Inc. ......... 4,530,849 24,149,425
Blackstone Mortgage Trust, Inc., Class A ... 3,953,401 82,270,275
BrightSpire Capital, Inc., Class A ........ 3,002,289 20,205,405
Chicago Atlantic Real Estate Finance, Inc. .. 362,061 5,485,224
Chimera Investment Corp. ............. 5,455,640 31,479,043
Claros Mortgage Trust, Inc. ............ 2,110,218 23,929,872
Dynex Capital, Inc. .................. 1,204,950 15,170,320
Ellington Financial, Inc. ............... 1,485,222 20,496,064
Franklin BSP Realty Trust, Inc. .......... 1,857,800 26,306,448
Granite Point Mortgage Trust, Inc. ....... 1,256,131 6,657,494
Hannon Armstrong Sustainable Infrastructure
Capital, Inc. .................... 2,366,660 59,166,500
Invesco Mortgage Capital, Inc. .......... 985,421 11,302,779
KKR Real Estate Finance Trust, Inc. ...... 1,341,749 16,329,085
Ladder Capital Corp., Class A .......... 2,616,636 28,390,501
MFA Financial, Inc. .................. 2,325,702 26,140,890
New York Mortgage Trust, Inc.
(b)
......... 2,092,888 20,761,449
Nexpoint Real Estate Finance, Inc. ....... 219,828 3,427,119
Orchid Island Capital, Inc. ............. 913,160 9,451,206
PennyMac Mortgage Investment Trust ..... 2,064,381 27,827,856
Ready Capital Corp. ................. 3,645,340 41,119,435
Redwood Trust, Inc. ................. 2,609,739 16,624,037
TPG RE Finance Trust, Inc. ............ 1,611,685 11,942,586
Security
Shares
Shares Value
Mortgage Real Estate Investment Trusts (REITs) (continued)
Two Harbors Investment Corp. .......... 2,243,234 $ 31,136,088
671,863,110
Multi-Utilities — 0.5%
Avista Corp. ...................... 1,544,701 60,660,408
Black Hills Corp. ................... 1,542,147 92,929,778
NorthWestern Corp. ................. 1,386,750 78,711,930
Unitil Corp. ....................... 363,394 18,427,710
250,729,826
Office REITs — 0.6%
Brandywine Realty Trust .............. 3,921,159 18,233,389
City Office REIT, Inc. ................ 1,029,915 5,736,627
Corporate Office Properties Trust ........ 2,614,035 62,083,331
Douglas Emmett, Inc. ................ 1,237,232 15,552,006
Easterly Government Properties, Inc. ..... 2,228,747 32,316,831
Equity Commonwealth ............... 2,356,842 47,749,619
Hudson Pacific Properties, Inc. .......... 1,115,113 4,705,777
JBG SMITH Properties ............... 2,539,066 38,187,553
Office Properties Income Trust .......... 1,180,191 9,087,471
Orion Office REIT, Inc. ............... 1,451,469 9,594,210
Paramount Group, Inc. ............... 4,482,276 19,856,483
Peakstone Realty Trust, Class E, NVS
(b)
... 651,916 18,201,495
Piedmont Office Realty Trust, Inc., Class A .. 3,038,686 22,091,247
Postal Realty Trust, Inc., Class A ........ 448,109 6,591,683
SL Green Realty Corp. ............... 319,826 9,610,771
319,598,493
Oil, Gas & Consumable Fuels — 4.4%
Amplify Energy Corp.
(a)(b)
.............. 837,625 5,670,721
Arch Resources, Inc., Class A .......... 416,064 46,915,377
Ardmore Shipping Corp. .............. 917,696 11,333,546
Berry Corp. ....................... 1,795,537 12,353,295
California Resources Corp. ............ 1,636,046 74,096,523
Callon Petroleum Co.
(a)(b)
.............. 1,415,414 49,638,569
Centrus Energy Corp., Class A
(a)(b)
....... 238,784 7,774,807
Chord Energy Corp. ................. 953,259 146,611,234
Civitas Resources, Inc. ............... 1,579,119 109,543,485
Clean Energy Fuels Corp.
(a)(b)
........... 3,896,393 19,326,109
CNX Resources Corp.
(a)(b)
............. 3,723,050 65,972,446
Comstock Resources, Inc.
(b)
............ 2,109,296 24,467,834
CONSOL Energy, Inc. ................ 771,147 52,291,478
Crescent Energy, Inc., Class A .......... 978,557 10,196,564
CVR Energy, Inc. ................... 751,105 22,503,106
Delek US Holdings, Inc. .............. 1,610,517 38,571,882
Denbury, Inc.
(a)(b)
................... 1,142,270 98,532,210
DHT Holdings, Inc. .................. 3,114,222 26,564,314
Dorian LPG Ltd. .................... 707,188 18,139,372
Earthstone Energy, Inc., Class A
(a)(b)
...... 1,311,502 18,741,364
Empire Petroleum Corp.
(a)(b)
............ 237,302 2,159,448
Encore Energy Corp.
(a)(b)
.............. 3,054,870 7,362,237
Energy Fuels, Inc.
(a)(b)
................ 3,578,176 22,327,818
Enviva, Inc. ....................... 775,114 8,409,987
Equitrans Midstream Corp. ............ 9,940,095 95,027,308
Evolution Petroleum Corp. ............. 679,098 5,480,321
Excelerate Energy, Inc., Class A
(b)
........ 419,649 8,531,464
FLEX LNG Ltd.
(b)
................... 674,774 20,600,850
Gevo, Inc.
(a)(b)
..................... 5,870,486 8,923,139
Golar LNG Ltd. .................... 2,294,882 46,287,770
Granite Ridge Resources, Inc.
(b)
......... 494,622 3,279,344
Green Plains, Inc.
(a)(b)
................ 800,581 25,810,731
Gulfport Energy Corp.
(a)(b)
............. 228,525 24,011,122
Hallador Energy Co.
(a)(b)
............... 486,532 4,169,579
HighPeak Energy, Inc.
(b)
.............. 237,138 2,580,061
International Seaways, Inc. ............ 921,979 35,256,477
Kinetik Holdings, Inc., Class A .......... 406,489 14,284,023

Schedule of Investments
(unaudited) (continued)
June 30, 2023
iShares
®
Russell 2000 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
Kosmos Energy Ltd.
(a)(b)
............... 10,334,730 $ 61,905,033
Magnolia Oil & Gas Corp., Class A ....... 4,133,556 86,391,320
Matador Resources Co. .............. 2,589,653 135,490,645
Motomova, Inc., NVS
(a)(d)
.............. 26,106 —
Murphy Oil Corp. ................... 3,409,350 130,578,105
NACCO Industries, Inc., Class A ......... 91,150 3,159,259
NextDecade Corp.
(a)(b)
................ 735,494 6,038,406
Nordic American Tankers Ltd. .......... 4,609,030 16,915,140
Northern Oil and Gas, Inc. ............. 1,721,089 59,067,774
Overseas Shipholding Group, Inc., Class A
(a)
1,187,947 4,953,739
Par Pacific Holdings, Inc.
(a)
............ 1,328,881 35,361,523
PBF Energy, Inc., Class A ............. 2,646,073 108,330,229
Peabody Energy Corp.
(b)
.............. 2,835,690 61,421,045
Permian Resources Corp., Class A ....... 5,778,195 63,329,017
PrimeEnergy Resources Corp.
(a)(b)
........ 9,737 896,096
REX American Resources Corp.
(a)
....... 383,232 13,340,306
Riley Exploration Permian, Inc.
(b)
........ 205,963 7,356,998
Ring Energy, Inc.
(a)(b)
................. 2,728,328 4,665,441
SandRidge Energy, Inc. .............. 567,830 8,659,408
Scorpio Tankers, Inc. ................ 1,193,206 56,355,119
SFL Corp. Ltd. ..................... 2,600,428 24,261,993
SilverBow Resources, Inc.
(a)(b)
.......... 412,961 12,025,424
Sitio Royalties Corp., Class A ........... 1,843,765 48,435,707
SM Energy Co. .................... 2,757,791 87,228,929
Talos Energy, Inc.
(a)(b)
................ 2,564,606 35,571,085
Teekay Corp.
(a)(b)
................... 1,460,645 8,822,296
Teekay Tankers Ltd., Class A ........... 540,265 20,654,331
Tellurian, Inc.
(a)(b)
................... 12,210,989 17,217,495
Uranium Energy Corp.
(a)(b)
............. 8,406,908 28,583,487
VAALCO Energy, Inc. ................ 2,480,929 9,328,293
Verde Clean Fuels, Inc., Class A
(a)(b)
...... 86,237 561,403
Vertex Energy, Inc.
(a)(b)
............... 1,539,391 9,621,194
Vital Energy, Inc.
(a)(b)
................. 392,937 17,741,106
Vitesse Energy, Inc. ................. 563,140 12,614,336
W&T Offshore, Inc.
(a)(b)
............... 2,214,726 8,570,990
World Kinect Corp. .................. 1,392,867 28,804,490
2,428,003,077
Paper & Forest Products — 0.1%
Clearwater Paper Corp.
(a)(b)
............ 380,362 11,912,938
Glatfelter Corp.
(a)
................... 1,039,261 3,138,568
Sylvamo Corp. .................... 828,863 33,527,508
48,579,014
Passenger Airlines — 0.6%
Allegiant Travel Co.
(a)(b)
............... 361,115 45,601,602
Blade Air Mobility, Inc., Class A
(a)(b)
....... 1,373,810 5,412,812
Frontier Group Holdings, Inc.
(a)(b)
......... 891,458 8,620,399
Hawaiian Holdings, Inc.
(a)(b)
............ 1,246,375 13,423,459
JetBlue Airways Corp.
(a)
.............. 7,546,721 66,863,948
Joby Aviation, Inc., Class A
(a)(b)
.......... 6,355,659 65,209,061
SkyWest, Inc.
(a)(b)
................... 1,101,849 44,867,291
Spirit Airlines, Inc. .................. 2,511,620 43,099,399
Sun Country Airlines Holdings, Inc.
(a)(b)
..... 853,946 19,196,706
312,294,677
Personal Care Products — 0.9%
Beauty Health Co. (The), Class A
(a)(b)
...... 1,875,372 15,696,864
BellRing Brands, Inc.
(a)(b)
.............. 3,027,744 110,815,430
Edgewell Personal Care Co. ........... 1,168,668 48,277,675
elf Beauty, Inc.
(a)(b)
.................. 1,137,544 129,941,651
Herbalife Ltd.
(a)(b)
................... 2,258,171 29,898,184
Inter Parfums, Inc. .................. 417,082 56,401,999
Medifast, Inc. ..................... 250,496 23,085,711
Nature's Sunshine Products, Inc.
(a)
....... 282,664 3,858,364
Nu Skin Enterprises, Inc., Class A ........ 1,163,038 38,612,862
Security
Shares
Shares Value
Personal Care Products (continued)
Thorne HealthTech, Inc.
(a)(b)
............ 302,056 $ 1,419,663
USANA Health Sciences, Inc.
(a)(b)
........ 261,569 16,489,310
Waldencast plc, Class A
(a)(b)
............ 325,814 2,518,542
477,016,255
Pharmaceuticals — 2.0%
Aclaris Therapeutics, Inc.
(a)(b)
........... 1,593,124 16,520,696
Amneal Pharmaceuticals, Inc., Class A
(a)(b)
.. 2,850,852 8,837,641
Amphastar Pharmaceuticals, Inc.
(a)
....... 860,644 49,461,211
Amylyx Pharmaceuticals, Inc.
(a)(b)
........ 1,159,215 25,004,268
ANI Pharmaceuticals, Inc.
(a)
............ 291,735 15,704,095
Arvinas, Inc.
(a)(b)
.................... 1,129,333 28,030,045
Assertio Holdings, Inc.
(a)
.............. 1,237,375 6,706,572
Atea Pharmaceuticals, Inc.
(a)
........... 1,751,975 6,552,387
Axsome Therapeutics, Inc.
(a)(b)
.......... 746,195 53,621,573
Biote Corp., Class A
(a)(b)
............... 251,066 1,697,206
Bright Green Corp.
(a)(b)
............... 1,281,891 1,294,710
Cara Therapeutics, Inc.
(a)(b)
............ 1,125,123 3,184,098
Cassava Sciences, Inc.
(a)(b)
............ 903,994 22,165,933
Citius Pharmaceuticals, Inc.
(a)(b)
......... 2,786,512 3,343,814
Collegium Pharmaceutical, Inc.
(a)(b)
....... 778,393 16,727,666
Corcept Therapeutics, Inc.
(a)(b)
.......... 1,814,373 40,369,799
CorMedix, Inc.
(a)(b)
.................. 969,628 3,844,575
Cymabay Therapeutics, Inc.
(a)
.......... 2,211,298 24,213,713
DICE Therapeutics, Inc.
(a)
............. 879,941 40,882,059
Edgewise Therapeutics, Inc.
(a)(b)
......... 951,628 7,375,117
Enliven Therapeutics, Inc.
(a)(b)
........... 529,138 10,799,707
Evolus, Inc.
(a)(b)
.................... 928,127 6,747,483
Eyenovia, Inc.
(a)(b)
................... 547,844 1,298,390
EyePoint Pharmaceuticals, Inc.
(a)(b)
....... 616,835 5,366,465
Harmony Biosciences Holdings, Inc.
(a)(b)
.... 748,855 26,352,207
Harrow Health, Inc.
(a)
................ 581,722 11,075,987
Ikena Oncology, Inc.
(a)
................ 431,581 2,831,171
Innoviva, Inc.
(a)(b)
................... 1,362,964 17,350,532
Intra-Cellular Therapies, Inc.
(a)(b)
......... 2,125,766 134,603,503
Ligand Pharmaceuticals, Inc.
(a)(b)
......... 378,458 27,286,822
Liquidia Corp.
(a)(b)
................... 1,077,321 8,456,970
Longboard Pharmaceuticals, Inc.
(a)(b)
...... 311,767 2,288,370
Marinus Pharmaceuticals, Inc.
(a)(b)
........ 1,140,111 12,381,605
NGM Biopharmaceuticals, Inc.
(a)
......... 1,040,647 2,695,276
Nuvation Bio, Inc., Class A
(a)(b)
.......... 3,303,855 5,946,939
Ocular Therapeutix, Inc.
(a)(b)
............ 1,784,098 9,205,946
Omeros Corp.
(a)(b)
................... 1,363,338 7,416,559
Optinose, Inc.
(a)(b)
................... 1,501,752 1,847,155
Pacira BioSciences, Inc.
(a)(b)
............ 1,034,899 41,468,403
Phathom Pharmaceuticals, Inc.
(a)(b)
....... 561,876 8,046,064
Phibro Animal Health Corp., Class A ...... 464,357 6,361,691
Pliant Therapeutics, Inc.
(a)(b)
............ 1,285,972 23,301,813
Prestige Consumer Healthcare, Inc.
(a)(b)
.... 1,113,970 66,203,237
Rain Oncology, Inc.
(a)
................ 472,078 566,494
Reata Pharmaceuticals, Inc., Class A
(a)(b)
... 649,882 66,261,969
Revance Therapeutics, Inc.
(a)(b)
.......... 1,886,905 47,757,566
Scilex Holding Co.(Acquired 01/06/23, cost
$14,991,359)
(a)(b)(e)
................ 1,430,473 7,828,300
scPharmaceuticals, Inc.
(a)(b)
............ 650,854 6,632,202
SIGA Technologies, Inc. .............. 1,085,545 5,482,002
Supernus Pharmaceuticals, Inc.
(a)(b)
....... 1,111,937 33,424,826
Taro Pharmaceutical Industries Ltd.
(a)
..... 186,097 7,058,659
Tarsus Pharmaceuticals, Inc.
(a)(b)
......... 526,813 9,519,511
Terns Pharmaceuticals, Inc.
(a)
........... 974,087 8,523,261
Theravance Biopharma, Inc.
(a)(b)
......... 1,365,304 14,130,896
Theseus Pharmaceuticals, Inc.
(a)(b)
....... 470,852 4,393,049
Third Harmonic Bio, Inc.
(a)(b)
............ 395,393 1,901,840
Trevi Therapeutics, Inc.
(a)(b)
............ 913,698 2,183,738
Ventyx Biosciences, Inc.
(a)(b)
............ 1,063,975 34,898,380

Schedule of Investments
(unaudited) (continued)
June 30, 2023
iShares
®
Russell 2000 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Pharmaceuticals (continued)
Verrica Pharmaceuticals, Inc.
(a)(b)
........ 443,795 $ 2,560,697
WaVe Life Sciences Ltd.
(a)
............. 1,275,889 4,644,236
Xeris Biopharma Holdings, Inc.
(a)(b)
....... 2,983,703 7,817,302
Zevra Therapeutics, Inc.
(a)
............. 735,980 3,753,498
1,084,207,899
Professional Services — 2.4%
Alight, Inc., Class A
(a)
................ 9,038,597 83,516,636
ASGN, Inc.
(a)(b)
..................... 1,105,172 83,584,158
Asure Software, Inc.
(a)
................ 309,738 3,766,414
Barrett Business Services, Inc. .......... 161,965 14,123,348
BlackSky Technology, Inc., Class A
(a)(b)
..... 2,760,958 6,129,327
CBIZ, Inc.
(a)(b)
...................... 1,106,102 58,933,115
Conduent, Inc.
(a)
................... 3,973,005 13,508,217
CRA International, Inc. ............... 160,806 16,402,212
CSG Systems International, Inc. ......... 726,448 38,312,868
ExlService Holdings, Inc.
(a)(b)
........... 737,371 111,387,263
Exponent, Inc. ..................... 1,161,043 108,348,533
First Advantage Corp.
(a)(b)
............. 1,296,349 19,976,738
FiscalNote Holdings, Inc., Class A
(a)(b)
..... 1,508,611 5,491,344
Forrester Research, Inc.
(a)(b)
............ 274,026 7,971,416
Franklin Covey Co.
(a)
................ 272,496 11,902,625
Heidrick & Struggles International, Inc. .... 466,122 12,338,249
HireQuest, Inc.
(b)
................... 106,650 2,776,099
HireRight Holdings Corp.
(a)(b)
........... 367,613 4,157,703
Huron Consulting Group, Inc.
(a)(b)
........ 438,663 37,246,875
IBEX Holdings Ltd.
(a)(b)
............... 243,783 5,175,513
ICF International, Inc.
(b)
............... 433,489 53,921,697
Innodata, Inc.
(a)(b)
................... 580,312 6,574,935
Insperity, Inc. ...................... 837,430 99,620,673
Kelly Services, Inc., Class A, NVS ....... 765,303 13,476,986
Kforce, Inc. ....................... 449,735 28,180,395
Korn Ferry ....................... 1,206,096 59,749,996
Legalzoom.com, Inc.
(a)(b)
.............. 2,377,785 28,723,643
Maximus, Inc. ..................... 1,393,591 117,772,375
Mistras Group, Inc.
(a)(b)
............... 427,057 3,296,880
NV5 Global, Inc.
(a)(b)
................. 311,722 34,529,446
Planet Labs PBC, Class A
(a)(b)
........... 4,355,475 14,024,630
Red Violet, Inc.
(a)(b)
.................. 236,266 4,859,992
Resources Connection, Inc. ............ 763,094 11,988,207
Skillsoft Corp., Class A
(a)(b)
............. 1,860,125 2,306,555
Sterling Check Corp.
(a)(b)
.............. 560,162 6,867,586
TriNet Group, Inc.
(a)(b)
................ 862,478 81,909,536
TrueBlue, Inc.
(a)
.................... 720,062 12,752,298
TTEC Holdings, Inc. ................. 470,662 15,927,202
Upwork, Inc.
(a)(b)
.................... 2,909,088 27,170,882
Verra Mobility Corp., Class A
(a)(b)
......... 3,181,479 62,738,766
Willdan Group, Inc.
(a)(b)
............... 281,507 5,393,674
1,336,835,007
Real Estate Management & Development — 0.8%
American Realty Investors, Inc.
(a)
........ 30,869 672,327
Anywhere Real Estate, Inc.
(a)(b)
.......... 2,502,897 16,719,352
Compass, Inc., Class A
(a)(b)
............ 6,823,063 23,880,720
Cushman & Wakefield plc
(a)(b)
........... 3,370,926 27,574,175
DigitalBridge Group, Inc., Class A
(b)
....... 3,742,462 55,051,616
Douglas Elliman, Inc. ................ 1,961,716 4,355,010
eXp World Holdings, Inc.
(b)
............. 1,596,936 32,385,862
Forestar Group, Inc.
(a)(b)
............... 405,050 9,133,878
FRP Holdings, Inc.
(a)(b)
................ 147,304 8,480,291
Kennedy-Wilson Holdings, Inc. .......... 2,764,471 45,143,811
Marcus & Millichap, Inc.
(b)
............. 580,261 18,284,024
Maui Land & Pineapple Co., Inc.
(a)
....... 116,120 1,653,549
Newmark Group, Inc., Class A .......... 3,190,630 19,845,719
Offerpad Solutions, Inc.
(a)
............. 1 14
Security
Shares
Shares Value
Real Estate Management & Development (continued)
Opendoor Technologies, Inc.
(a)(b)
......... 12,545,377 $ 50,432,416
RE/MAX Holdings, Inc., Class A ......... 427,623 8,236,019
Redfin Corp.
(a)(b)
.................... 2,444,636 30,362,379
RMR Group, Inc. (The), Class A ......... 383,754 8,891,580
St. Joe Co. (The)
(b)
.................. 785,588 37,975,324
Stratus Properties, Inc. ............... 133,910 3,515,137
Tejon Ranch Co.
(a)(b)
................. 445,551 7,667,933
Transcontinental Realty Investors, Inc.
(a)
... 18,964 694,651
410,955,787
Residential REITs — 0.5%
Apartment Investment & Management Co.,
Class A ....................... 3,371,773 28,727,506
BRT Apartments Corp. ............... 295,914 5,859,097
Centerspace ...................... 342,109 20,991,808
Clipper Realty, Inc. .................. 327,561 1,857,271
Elme Communities .................. 2,026,767 33,320,049
Independence Realty Trust, Inc. ......... 5,209,958 94,925,435
NexPoint Residential Trust, Inc. ......... 546,085 24,835,946
UMH Properties, Inc. ................ 1,311,303 20,954,622
Veris Residential, Inc.
(a)
............... 1,823,718 29,270,674
260,742,408
Retail REITs — 1.3%
Acadia Realty Trust ................. 1,950,220 28,063,666
Alexander's, Inc. ................... 57,186 10,514,218
CBL & Associates Properties, Inc. ........ 622,031 13,709,563
Getty Realty Corp. .................. 1,034,155 34,975,122
InvenTrust Properties Corp. ............ 1,601,685 37,062,991
Kite Realty Group Trust ............... 4,994,585 111,579,029
Macerich Co. (The) ................. 5,055,908 56,980,083
Necessity Retail REIT, Inc. (The), Class A .. 3,137,131 21,207,005
NETSTREIT Corp. .................. 1,299,676 23,225,210
Phillips Edison & Co., Inc. ............. 2,697,877 91,943,648
Retail Opportunity Investments Corp. ..... 3,071,457 41,495,384
RPT Realty ....................... 1,951,106 20,389,058
Saul Centers, Inc. .................. 291,802 10,747,068
SITE Centers Corp. ................. 4,531,898 59,911,691
Tanger Factory Outlet Centers, Inc. ....... 2,358,025 52,041,612
Urban Edge Properties ............... 2,781,765 42,922,634
Urstadt Biddle Properties, Inc., Class A .... 666,033 14,159,862
Whitestone REIT ................... 1,215,157 11,787,023
682,714,867
Semiconductors & Semiconductor Equipment — 3.3%
ACM Research, Inc., Class A
(a)(b)
......... 1,113,489 14,564,436
Aehr Test Systems
(a)(b)
................ 589,018 24,296,992
Alpha & Omega Semiconductor Ltd.
(a)
..... 535,429 17,562,071
Ambarella, Inc.
(a)
................... 830,108 69,455,136
Amkor Technology, Inc. ............... 2,335,246 69,473,569
Atomera, Inc.
(a)(b)
................... 494,853 4,339,861
Axcelis Technologies, Inc.
(a)(b)
........... 738,827 135,449,154
CEVA, Inc.
(a)
...................... 529,687 13,533,503
Cohu, Inc.
(a)(b)
..................... 1,057,560 43,952,194
Credo Technology Group Holding Ltd.
(a)(b)
... 2,213,875 38,388,593
Diodes, Inc.
(a)(b)
.................... 1,021,853 94,511,184
FormFactor, Inc.
(a)
.................. 1,756,072 60,092,784
Ichor Holdings Ltd.
(a)(b)
................ 654,050 24,526,875
Impinj, Inc.
(a)(b)
..................... 522,559 46,847,414
indie Semiconductor, Inc., Class A
(a)(b)
..... 3,123,542 29,361,295
inTEST Corp.
(a)
.................... 225,773 5,928,799
Kulicke & Soffa Industries, Inc.
(b)
......... 1,264,485 75,173,633
MACOM Technology Solutions Holdings, Inc.
(a)
(b)
........................... 1,222,764 80,127,725
Maxeon Solar Technologies Ltd.
(a)(b)
....... 574,920 16,189,747
MaxLinear, Inc.
(a)(b)
.................. 1,693,763 53,455,160

Schedule of Investments
(unaudited) (continued)
June 30, 2023
iShares
®
Russell 2000 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
Navitas Semiconductor Corp.
(a)(b)
........ 2,281,373 $ 24,045,671
NVE Corp. ....................... 105,951 10,323,865
Onto Innovation, Inc.
(a)(b)
.............. 1,112,181 129,535,721
PDF Solutions, Inc.
(a)(b)
............... 691,269 31,176,232
Photronics, Inc.
(a)(b)
.................. 1,381,804 35,636,725
Power Integrations, Inc. .............. 1,280,849 121,257,975
Rambus, Inc.
(a)
.................... 2,469,370 158,459,473
Semtech Corp.
(a)(b)
.................. 1,464,354 37,282,453
Silicon Laboratories, Inc.
(a)(b)
............ 719,362 113,472,162
SiTime Corp.
(a)(b)
................... 391,710 46,210,029
SkyWater Technology, Inc.
(a)(b)
.......... 389,644 3,670,446
SMART Global Holdings, Inc.
(a)(b)
........ 1,112,457 32,272,378
Synaptics, Inc.
(a)(b)
.................. 900,311 76,868,553
Transphorm, Inc.
(a)(b)
................. 554,797 1,886,310
Ultra Clean Holdings, Inc.
(a)
............ 1,018,207 39,160,241
Veeco Instruments, Inc.
(a)(b)
............ 1,145,248 29,409,969
1,807,898,328
Software — 5.4%
8x8, Inc.
(a)(b)
....................... 2,629,327 11,122,053
A10 Networks, Inc. .................. 1,593,840 23,254,126
ACI Worldwide, Inc.
(a)(b)
............... 2,466,964 57,159,556
Adeia, Inc. ....................... 2,430,634 26,761,280
Agilysys, Inc.
(a)
.................... 457,224 31,383,855
Alarm.com Holdings, Inc.
(a)
............ 1,093,022 56,487,377
Alkami Technology, Inc.
(a)(b)
............ 904,769 14,829,164
Altair Engineering, Inc., Class A
(a)(b)
....... 1,225,276 92,924,932
American Software, Inc., Class A ........ 718,117 7,547,410
Amplitude, Inc., Class A
(a)(b)
............ 1,576,199 17,338,189
Appfolio, Inc., Class A
(a)(b)
............. 437,326 75,281,298
Appian Corp., Class A
(a)(b)
............. 938,136 44,655,274
Applied Digital Corp.
(a)(b)
.............. 1,574,248 14,719,219
Asana, Inc., Class A
(a)(b)
............... 1,811,157 39,917,900
AvePoint, Inc., Class A
(a)(b)
............. 3,463,464 19,949,553
Bit Digital, Inc.
(a)(b)
................... 1,678,599 6,815,112
Blackbaud, Inc.
(a)
................... 989,152 70,407,839
BlackLine, Inc.
(a)(b)
.................. 1,282,199 69,007,950
Box, Inc., Class A
(a)(b)
................ 3,194,851 93,864,722
Braze, Inc., Class A
(a)(b)
............... 794,528 34,792,381
C3.ai, Inc., Class A
(a)(b)
............... 1,337,762 48,734,670
Cerence, Inc.
(a)(b)
................... 927,936 27,123,569
Cipher Mining, Inc.
(a)(b)
................ 1,016,993 2,908,600
Cleanspark, Inc.
(a)(b)
................. 1,781,381 7,642,124
Clear Secure, Inc., Class A
(b)
........... 1,901,720 44,062,852
CommVault Systems, Inc.
(a)
............ 1,015,448 73,741,834
Consensus Cloud Solutions, Inc.
(a)(b)
...... 447,487 13,872,097
CoreCard Corp.
(a)
................... 129,672 3,288,482
Couchbase, Inc.
(a)(b)
................. 769,619 12,175,373
CS Disco, Inc.
(a)(b)
................... 568,818 4,675,684
Digimarc Corp.
(a)(b)
.................. 322,983 9,508,619
Digital Turbine, Inc.
(a)(b)
............... 2,156,095 20,008,562
Domo, Inc., Class B
(a)(b)
............... 717,435 10,517,597
E2open Parent Holdings, Inc., Class A
(a)(b)
.. 4,581,759 25,657,850
Ebix, Inc.
(b)
....................... 606,973 15,295,720
eGain Corp.
(a)(b)
.................... 480,599 3,599,686
Enfusion, Inc., Class A
(a)(b)
............. 599,252 6,723,607
EngageSmart, Inc.
(a)(b)
................ 1,079,937 20,615,997
Envestnet, Inc.
(a)(b)
.................. 1,145,633 67,993,318
Everbridge, Inc.
(a)(b)
.................. 935,282 25,159,086
EverCommerce, Inc.
(a)(b)
.............. 536,335 6,350,206
Expensify, Inc., Class A
(a)
............. 1,285,115 10,255,218
ForgeRock, Inc., Class A
(a)(b)
........... 1,075,260 22,085,840
Freshworks, Inc., Class A
(a)(b)
........... 3,693,860 64,938,059
Instructure Holdings, Inc.
(a)(b)
........... 422,875 10,639,535
Intapp, Inc.
(a)(b)
..................... 356,754 14,951,560
Security
Shares
Shares Value
Software (continued)
InterDigital, Inc. .................... 615,201 $ 59,397,657
Jamf Holding Corp.
(a)(b)
............... 1,606,998 31,368,601
Kaltura, Inc.
(a)(b)
.................... 1,720,098 3,646,608
LivePerson, Inc.
(a)(b)
................. 1,514,646 6,846,200
LiveRamp Holdings, Inc.
(a)
............. 1,452,371 41,479,716
LiveVox Holdings, Inc., Class A
(a)(b)
....... 500,458 1,376,259
Marathon Digital Holdings, Inc.
(a)(b)
....... 3,838,317 53,199,074
Matterport, Inc., Class A
(a)(b)
............ 5,842,547 18,404,023
MeridianLink, Inc.
(a)(b)
................ 595,436 12,385,069
MicroStrategy, Inc., Class A
(a)(b)
.......... 251,557 86,138,148
Mitek Systems, Inc.
(a)(b)
............... 956,741 10,371,072
Model N, Inc.
(a)(b)
................... 856,974 30,302,601
N-able, Inc.
(a)(b)
.................... 1,563,637 22,532,009
NextNav, Inc.
(a)(b)
................... 1,293,877 3,803,998
Olo, Inc., Class A
(a)(b)
................. 2,373,823 15,334,897
ON24, Inc. ....................... 824,585 6,695,630
OneSpan, Inc.
(a)(b)
................... 919,487 13,645,187
PagerDuty, Inc.
(a)(b)
.................. 1,937,612 43,557,518
PowerSchool Holdings, Inc., Class A
(a)(b)
... 1,276,018 24,422,984
Progress Software Corp. .............. 981,397 57,019,166
PROS Holdings, Inc.
(a)(b)
.............. 1,014,116 31,234,773
Q2 Holdings, Inc.
(a)(b)
................. 1,309,404 40,460,584
Qualys, Inc.
(a)(b)
.................... 848,147 109,555,148
Rapid7, Inc.
(a)(b)
.................... 1,364,652 61,791,443
Rimini Street, Inc.
(a)(b)
................ 1,120,221 5,365,859
Riot Platforms, Inc.
(a)(b)
............... 3,641,471 43,042,187
Sapiens International Corp. NV ......... 706,232 18,785,771
SEMrush Holdings, Inc., Class A
(a)
....... 734,119 7,025,519
SolarWinds Corp.
(a)
................. 1,190,718 12,216,767
SoundHound AI, Inc., Class A
(a)(b)
........ 3,228,351 14,688,997
SoundThinking, Inc.
(a)(b)
............... 200,728 4,387,914
Sprinklr, Inc., Class A
(a)
............... 1,984,068 27,439,660
Sprout Social, Inc., Class A
(a)(b)
.......... 1,088,569 50,248,345
SPS Commerce, Inc.
(a)(b)
.............. 834,826 160,336,682
Tenable Holdings, Inc.
(a)(b)
............. 2,593,811 112,960,469
Terawulf, Inc.
(a)(b)
................... 1,360,453 2,380,793
Varonis Systems, Inc.
(a)(b)
.............. 2,478,808 66,060,233
Verint Systems, Inc.
(a)(b)
............... 1,451,865 50,902,387
Veritone, Inc.
(a)(b)
................... 697,783 2,735,309
Viant Technology, Inc., Class A
(a)(b)
....... 307,259 1,416,464
Weave Communications, Inc.
(a)
......... 755,662 8,395,405
Workiva, Inc., Class A
(a)(b)
............. 1,108,530 112,693,160
Xperi, Inc.
(a)(b)
..................... 991,618 13,039,777
Yext, Inc.
(a)(b)
...................... 2,446,663 27,671,758
Zeta Global Holdings Corp., Class A
(a)(b)
.... 3,049,785 26,045,164
Zuora, Inc., Class A
(a)(b)
............... 2,842,771 31,185,198
2,964,737,118
Specialized REITs — 0.5%
Farmland Partners, Inc. .............. 1,178,458 14,388,972
Four Corners Property Trust, Inc. ........ 2,008,150 51,007,010
Gladstone Land Corp.
(b)
.............. 793,930 12,917,241
Outfront Media, Inc. ................. 3,498,104 54,990,195
PotlatchDeltic Corp.
(b)
................ 1,815,328 95,940,085
Safehold, Inc. ..................... 716,058 16,992,056
Uniti Group, Inc. ................... 5,598,471 25,864,936
272,100,495
Specialty Retail — 2.4%
1-800-Flowers.com, Inc., Class A
(a)(b)
...... 564,479 4,402,936
Aaron's Co., Inc. (The) ............... 710,312 10,043,812
Abercrombie & Fitch Co., Class A
(a)(b)
...... 1,114,278 41,985,995
Academy Sports & Outdoors, Inc.
(b)
....... 1,692,899 91,501,191
American Eagle Outfitters, Inc. .......... 4,168,862 49,192,572
America's Car-Mart, Inc.
(a)(b)
............ 139,841 13,953,335

Schedule of Investments
(unaudited) (continued)
June 30, 2023
iShares
®
Russell 2000 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Specialty Retail (continued)
Arko Corp.
(b)
...................... 1,835,897 $ 14,595,381
Asbury Automotive Group, Inc.
(a)(b)
........ 492,389 118,380,163
BARK, Inc.
(a)(b)
..................... 2,586,384 3,439,891
Big 5 Sporting Goods Corp.
(b)
........... 554,289 5,077,287
Boot Barn Holdings, Inc.
(a)(b)
............ 679,265 57,526,953
Buckle, Inc. (The) .................. 711,171 24,606,517
Build-A-Bear Workshop, Inc. ........... 296,766 6,356,728
Caleres, Inc. ...................... 792,518 18,964,956
Camping World Holdings, Inc., Class A .... 961,594 28,943,979
CarParts.com, Inc.
(a)(b)
................ 1,223,272 5,198,906
Carvana Co., Class A
(a)
............... 325,282 8,431,309
Cato Corp. (The), Class A ............. 412,880 3,315,426
Chico's FAS, Inc.
(a)(b)
................. 2,779,912 14,872,529
Children's Place, Inc. (The)
(a)(b)
.......... 280,577 6,512,192
Designer Brands, Inc., Class A .......... 1,157,573 11,691,487
Destination XL Group, Inc.
(a)(b)
.......... 1,321,114 6,473,459
Duluth Holdings, Inc., Class B
(a)(b)
........ 299,718 1,882,229
Envela Corp.
(a)
..................... 95,974 706,369
EVgo, Inc., Class A
(a)(b)
............... 1,728,089 6,912,356
Foot Locker, Inc. ................... 1,869,624 50,685,507
Franchise Group, Inc.
(b)
............... 540,912 15,491,720
Genesco, Inc.
(a)(b)
................... 277,226 6,941,739
Group 1 Automotive, Inc.
(b)
............. 315,994 81,558,051
GrowGeneration Corp.
(a)(b)
............. 1,396,729 4,748,879
Guess?, Inc. ...................... 704,170 13,696,106
Haverty Furniture Cos., Inc. ............ 325,659 9,841,415
Hibbett, Inc. ...................... 283,396 10,284,441
J Jill, Inc.
(a)
....................... 71,890 1,540,603
Lands' End, Inc.
(a)(b)
................. 345,704 2,682,663
Lazydays Holdings, Inc.
(a)
............. 212,578 2,457,402
Leslie's, Inc.
(a)
..................... 4,054,052 38,067,548
MarineMax, Inc.
(a)(b)
................. 479,597 16,383,034
Monro, Inc.
(b)
...................... 704,920 28,640,900
National Vision Holdings, Inc.
(a)(b)
........ 1,764,558 42,861,114
ODP Corp. (The)
(a)(b)
................. 778,878 36,467,068
OneWater Marine, Inc., Class A
(a)(b)
....... 264,082 9,570,332
Overstock.com, Inc.
(a)(b)
............... 1,044,048 34,004,643
PetMed Express, Inc. ................ 496,111 6,841,371
Rent the Runway, Inc., Class A
(a)(b)
....... 1,140,726 2,258,637
Revolve Group, Inc., Class A
(a)(b)
......... 939,055 15,400,502
Sally Beauty Holdings, Inc.
(a)(b)
.......... 2,447,595 30,227,798
Shoe Carnival, Inc.
(b)
................ 381,069 8,947,500
Signet Jewelers Ltd.
(b)
................ 1,011,321 65,998,808
Sleep Number Corp.
(a)(b)
.............. 496,954 13,556,905
Sonic Automotive, Inc., Class A ......... 366,493 17,470,721
Sportsman's Warehouse Holdings, Inc.
(a)(b)
.. 798,067 4,548,982
Stitch Fix, Inc., Class A
(a)(b)
............. 1,997,546 7,690,552
ThredUp, Inc., Class A
(a)(b)
............. 1,637,568 3,995,666
Tile Shop Holdings, Inc.
(a)
............. 685,891 3,799,836
Tilly's, Inc., Class A
(a)
................ 472,693 3,313,578
Torrid Holdings, Inc.
(a)(b)
............... 374,475 1,052,275
Upbound Group, Inc. ................ 1,254,368 39,048,476
Urban Outfitters, Inc.
(a)
............... 1,452,777 48,130,502
Warby Parker, Inc., Class A
(a)(b)
.......... 1,944,762 22,734,268
Winmark Corp. .................... 63,088 20,974,867
Zumiez, Inc.
(a)(b)
.................... 381,325 6,352,874
1,283,235,241
Technology Hardware, Storage & Peripherals — 0.7%
Avid Technology, Inc.
(a)(b)
.............. 781,725 19,933,987
CompoSecure, Inc., Class A
(a)(b)
......... 317,775 2,179,937
Corsair Gaming, Inc.
(a)(b)
.............. 852,511 15,123,545
CPI Card Group, Inc.
(a)
............... 86,070 2,001,127
Eastman Kodak Co.
(a)(b)
............... 1,349,297 6,233,752
Immersion Corp. ................... 453,994 3,214,278
Security
Shares
Shares Value
Technology Hardware, Storage & Peripherals (continued)
Intevac, Inc.
(a)
..................... 455,527 $ 1,708,226
IonQ, Inc.
(a)(b)
...................... 3,658,162 49,494,932
Super Micro Computer, Inc.
(a)(b)
.......... 1,054,387 262,805,960
Turtle Beach Corp.
(a)(b)
................ 359,119 4,183,736
Xerox Holdings Corp. ................ 2,679,148 39,892,514
406,771,994
Textiles, Apparel & Luxury Goods — 0.5%
Allbirds, Inc., Class A
(a)(b)
.............. 2,338,984 2,947,120
Fossil Group, Inc.
(a)
................. 1,150,090 2,955,731
G-III Apparel Group Ltd.
(a)(b)
............ 981,867 18,920,577
Hanesbrands, Inc. .................. 8,151,400 37,007,356
Kontoor Brands, Inc. ................. 1,270,086 53,470,621
Movado Group, Inc. ................. 346,473 9,295,871
Oxford Industries, Inc. ............... 338,422 33,307,493
Rocky Brands, Inc. .................. 156,255 3,281,355
Steven Madden Ltd. ................. 1,710,979 55,931,903
Vera Bradley, Inc.
(a)
................. 600,508 3,837,246
Wolverine World Wide, Inc. ............ 1,782,236 26,181,047
247,136,320
Tobacco — 0.1%
Turning Point Brands, Inc. ............. 384,106 9,222,385
Universal Corp. .................... 545,118 27,223,193
Vector Group Ltd. .................. 3,310,608 42,408,889
78,854,467
Trading Companies & Distributors — 2.1%
Alta Equipment Group, Inc., Class A ...... 445,360 7,718,089
Applied Industrial Technologies, Inc. ...... 876,031 126,875,570
Beacon Roofing Supply, Inc.
(a)(b)
......... 1,112,853 92,344,542
BlueLinx Holdings, Inc.
(a)
.............. 199,182 18,679,288
Boise Cascade Co. ................. 902,737 81,562,288
Custom Truck One Source, Inc.
(a)(b)
....... 1,283,272 8,649,253
Distribution Solutions Group, Inc.
(a)
....... 108,048 5,624,979
DXP Enterprises, Inc.
(a)(b)
.............. 329,590 12,000,372
EVI Industries, Inc.
(a)(b)
............... 93,495 2,056,890
FTAI Aviation Ltd. ................... 2,271,860 71,927,087
GATX Corp.
(b)
..................... 803,975 103,503,741
Global Industrial Co. ................. 303,524 8,428,861
GMS, Inc.
(a)
....................... 941,380 65,143,496
H&E Equipment Services, Inc. .......... 739,824 33,846,948
Herc Holdings, Inc. .................. 649,502 88,884,349
Hudson Technologies, Inc.
(a)(b)
.......... 993,986 9,562,145
Karat Packaging, Inc. ................ 112,309 2,049,639
McGrath RentCorp .................. 552,098 51,058,023
MRC Global, Inc.
(a)
.................. 1,918,713 19,321,440
NOW, Inc.
(a)
...................... 2,508,802 25,991,189
Rush Enterprises, Inc., Class A ......... 934,495 56,761,226
Rush Enterprises, Inc., Class B ......... 141,507 9,630,967
Textainer Group Holdings Ltd. .......... 972,399 38,293,073
Titan Machinery, Inc.
(a)
............... 464,383 13,699,298
Transcat, Inc.
(a)(b)
................... 169,912 14,495,193
Triton International Ltd. ............... 1,239,514 103,201,936
Veritiv Corp.
(b)
..................... 300,643 37,763,767
Willis Lease Finance Corp.
(a)
........... 51,823 2,027,834
Xometry, Inc., Class A
(a)(b)
............. 788,111 16,692,191
1,127,793,674
Water Utilities — 0.5%
American States Water Co. ............ 835,792 72,713,904
Artesian Resources Corp., Class A, NVS ... 197,240 9,313,673
Cadiz, Inc.
(a)(b)
..................... 909,081 3,690,869
California Water Service Group ......... 1,271,793 65,662,673
Consolidated Water Co. Ltd. ........... 340,725 8,255,767
Global Water Resources, Inc. ........... 277,709 3,521,350

Schedule of Investments
(unaudited) (continued)
June 30, 2023
iShares
®
Russell 2000 ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Shares
Shares Value
Water Utilities (continued)
Middlesex Water Co. ................ 400,702 $ 32,320,623
Pure Cycle Corp.
(a)(b)
................. 440,681 4,847,491
SJW Group
(b)
..................... 705,339 49,451,317
York Water Co. (The) ................ 308,477 12,730,846
262,508,513
Wireless Telecommunication Services — 0.1%
Gogo, Inc.
(a)
...................... 1,513,825 25,750,163
Shenandoah Telecommunications Co.
(b)
.... 1,094,403 21,264,250
Spok Holdings, Inc. ................. 382,057 5,077,538
Telephone and Data Systems, Inc. ....... 2,287,157 18,823,302
70,915,253
Total Common Stocks — 99.7%
(Cost: $74,836,236,838) ........................... 54,391,256,657
Rights
Biotechnology — 0.0%
(a)(b)(d)
Contra Aduro Biotech I, CVR ........... 272,340 691,468
Oncternal Therapeutics, Inc., CVR ....... 13,273 13,605
705,073
Semiconductors & Semiconductor Equipment — 0.0%
Transphorm, Inc.
(a)
.................. 450,691 3,452
Total Rights — 0.0%
(Cost: $27,208) ................................ 708,525
Security
Shares
Shares Value
Warrants
Oil, Gas & Consumable Fuels — 0.0%
(a)
Chord Energy Corp. (Issued/Exercisable
09/01/20, 1 Share for 1 Warrant, Expires
09/01/24, Strike Price USD 116.37) ..... 92,645 $ 2,158,629
Chord Energy Corp. (Issued/Exercisable
09/01/20, 1 Share for 1 Warrant, Expires
09/01/25, Strike Price USD 133.70)
(b)
... 46,322 733,740
Total Warrants — 0.0%
(Cost: $11,350,881) .............................. 2,892,369
Total Long-Term Investments — 99.7%
(Cost: $74,847,614,927) ........................... 54,394,857,551
Short-Term Securities
Money Market Funds — 11.7%
(f)(g)
BlackRock Cash Funds: Institutional, SL
Agency Shares, 5.31%
(h)
............ 6,291,592,032 6,292,850,350
BlackRock Cash Funds: Treasury, SL Agency
Shares, 5.09% .................. 117,091,894 117,091,894
Total Short-Term Securities — 11.7%
(Cost: $6,407,378,222) ........................... 6,409,942,244
Total Investments — 111.4%
(Cost: $81,254,993,149 ) ........................... 60,804,799,795
Liabilities in Excess of Other Assets — (11.4)% ........... (6,223,670,641)
Net Assets — 100.0% ..............................
$ 54,581,129,154
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $7,828,300, representing less than 0.05% of its net assets as of period end, and an original cost of $14,991,359.
(f)
Affiliate of the Fund.
(g)
Annualized 7-day yield as of period end.
(h)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/23
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/23
Shares
Held at
06/30/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency Shares $ 6,230,712,235 $ 62,766,664
(a)
$ — $ (23,798) $ (604,751) $ 6,292,850,350 6,291,592,032 $ 19,666,843
(b)
$ —
BlackRock Cash Funds: Treasury,
SL Agency Shares ........ 83,779,266 33,312,628
(a)
— — — 117,091,894 117,091,894 1,373,542 —
$ (23,798) $ (604,751) $ 6,409,942,244 $ 21,040,385 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
June 30, 2023
iShares
®
Russell 2000 ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 E-Mini Index .................................................... 1,942 09/15/23 $ 184,849 $ 3,110,046
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 54,383,428,348 $ 7,828,300 $ 9 $ 54,391,256,657
Rights ................................................ 3,452 — 705,073 708,525
Warrants .............................................. 2,892,369 — — 2,892,369
Short-Term Securities
Money Market Funds ...................................... 6,409,942,244 — — 6,409,942,244
$ 60,796,266,413 $ 7,828,300 $ 705,082 $ 60,804,799,795
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 3,110,046 $ — $ — $ 3,110,046
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
CVR Contingent Value Rights
NVS Non-Voting Shares
REIT Real Estate Investment Trust